Vanguard Institutional Total Stock Market Index Fund

Schedule of Investments (unaudited)
As of March 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)1
Basic Materials (2.4%)
DowDuPont Inc.	3,017,691	160,873
Linde plc	730,490	128,515
Ecolab Inc.	346,691	61,205
Air Products & Chemicals Inc.	293,172	55,984
PPG Industries Inc.	315,564	35,618
LyondellBasell Industries NV Class A	396,768	33,360
Newmont Mining Corp.	711,445	25,448
International Paper Co.	535,787	24,791
Nucor Corp.	420,335	24,527
Freeport-McMoRan Inc.	1,840,441	23,723
* International Flavors & Fragrances Inc.	142,543	18,358
Celanese Corp. Class A	171,469	16,909
FMC Corp.	176,374	13,549
Avery Dennison Corp.	115,682	13,072
Eastman Chemical Co.	168,647	12,797
Mosaic Co.	463,001	12,645
CF Industries Holdings Inc.	308,586	12,615
Albemarle Corp.	141,528	11,602
RPM International Inc.	177,627	10,309
Steel Dynamics Inc.	291,063	10,266
Chemours Co.	223,783	8,316
Royal Gold Inc.	87,266	7,935
Reliance Steel & Aluminum Co.	85,192	7,689
* Axalta Coating Systems Ltd.	296,356	7,471
Versum Materials Inc.	146,606	7,376
* Alcoa Corp.	250,732	7,061
WR Grace & Co.	88,770	6,928
Ashland Global Holdings Inc.	84,057	6,567
Huntsman Corp.	268,218	6,032
* Ingevity Corp.	55,600	5,872
Olin Corp.	223,655	5,175
NewMarket Corp.	11,902	5,160
United States Steel Corp.	231,047	4,503
Domtar Corp.	85,858	4,263
Scotts Miracle-Gro Co.	52,386	4,117
* Univar Inc.	180,335	3,996
Balchem Corp.	42,907	3,982
^ Cleveland-Cliffs Inc.	389,346	3,890
Sensient Technologies Corp.	57,202	3,878
* Element Solutions Inc.	347,569	3,510
Westlake Chemical Corp.	51,621	3,503
Quaker Chemical Corp.	16,752	3,356
HB Fuller Co.	67,811	3,298
PolyOne Corp.	107,235	3,143
Cabot Corp.	71,697	2,985
Carpenter Technology Corp.	63,224	2,899
Peabody Energy Corp.	101,928	2,888
Innospec Inc.	33,798	2,817
Minerals Technologies Inc.	46,359	2,725

	Commercial Metals Co.	157,587	2,692
*	GCP Applied Technologies Inc.	86,715	2,567
	Compass Minerals International Inc.	45,488	2,473
	Stepan Co.	27,885	2,441
	Kaiser Aluminum Corp.	20,988	2,198
*	Ferro Corp.	111,271	2,106
	Arch Coal Inc. Class A	21,441	1,957
	Worthington Industries Inc.	51,568	1,925
	Warrior Met Coal Inc.	62,612	1,903
^	US Silica Holdings Inc.	102,168	1,774
	Tronox Holdings plc Class A	123,127	1,619
	Materion Corp.	28,068	1,602
	Schweitzer-Mauduit International Inc.	39,385	1,525
	Hecla Mining Co.	630,602	1,450
	Neenah Inc.	22,265	1,433
*	Contura Energy Inc.	24,204	1,402
*	Codexis Inc.	67,038	1,376
*	Kraton Corp.	41,748	1,343
*	CSW Industrials Inc.	20,684	1,185
*	AK Steel Holding Corp.	411,440	1,131
*	CONSOL Energy Inc.	32,942	1,127
*	AdvanSix Inc.	38,123	1,089
*	Coeur Mining Inc.	244,075	996
*	Verso Corp.	44,438	952
	Rayonier Advanced Materials Inc.	68,586	930
	Chase Corp.	9,710	899
	PH Glatfelter Co.	59,326	838
*	PQ Group Holdings Inc.	54,421	826
	Schnitzer Steel Industries Inc.	32,638	783
	Innophos Holdings Inc.	25,495	768
*	SunCoke Energy Inc.	85,022	722
*	Koppers Holdings Inc.	27,356	711
	Tredegar Corp.	40,067	647
	American Vanguard Corp.	35,788	616
	Resolute Forest Products Inc.	74,075	585
	Haynes International Inc.	17,005	558
*	Century Aluminum Co.	62,625	556
*	Veritiv Corp.	20,029	527
*	TimkenSteel Corp.	45,826	498
	FutureFuel Corp.	36,222	485
	Hawkins Inc.	13,069	481
*,^	Energy Fuels Inc.	137,056	456
*	Clearwater Paper Corp.	22,649	441
	Kronos Worldwide Inc.	30,597	429
*	Intrepid Potash Inc.	112,982	428
*	OMNOVA Solutions Inc.	53,888	378
*,^	Uranium Energy Corp.	255,317	357
	Gold Resource Corp.	68,800	270
	Olympic Steel Inc.	13,827	219
*,^	ChromaDex Corp.	46,038	193
	Synalloy Corp.	11,687	178
	Northern Technologies International Corp.	6,166	165
*	Ur-Energy Inc.	192,839	159
	Hallador Energy Co.	29,570	156
*	Universal Stainless & Alloy Products Inc.	9,128	151
*	Ryerson Holding Corp.	17,637	151
*	AgroFresh Solutions Inc.	43,901	147

*	LSB Industries Inc.	22,416	140
*	Marrone Bio Innovations Inc.	87,556	134
	Friedman Industries Inc.	12,162	93
*,^	Ramaco Resources Inc.	12,183	71
*	Ampco-Pittsburgh Corp.	17,598	58
	United-Guardian Inc.	2,927	56
*,^	Golden Minerals Co.	174,185	47
*	Pershing Gold Corp.	36,660	43
*	NL Industries Inc.	9,862	38
*	Ikonics Corp.	3,253	26
*	Solitario Zinc Corp.	56,237	24
*	General Moly Inc.	71,757	16
*,^	Westwater Resources Inc.	54,343	7
*,^	US Gold Corp.	1,500	1
*	Dynasil Corp. of America	688	1
*	Paramount Gold Nevada Corp.	645	1
			904,231
Consumer Goods (7.8%)
	Procter & Gamble Co.	3,344,542	348,000
	Coca-Cola Co.	5,121,998	240,017
	PepsiCo Inc.	1,877,669	230,108
	Philip Morris International Inc.	2,079,689	183,824
	Altria Group Inc.	2,506,927	143,973
	NIKE Inc. Class B	1,684,372	141,841
	Mondelez International Inc. Class A	1,931,703	96,431
	Colgate-Palmolive Co.	1,153,989	79,094
	General Motors Co.	1,696,697	62,947
	Kimberly-Clark Corp.	460,764	57,089
*,^	Tesla Inc.	173,422	48,534
	Estee Lauder Cos. Inc. Class A	292,262	48,384
	Activision Blizzard Inc.	1,022,011	46,532
	Ford Motor Co.	5,235,265	45,966
	General Mills Inc.	798,680	41,332
*	Electronic Arts Inc.	400,242	40,677
	VF Corp.	422,893	36,754
	Constellation Brands Inc. Class A	200,976	35,237
	Archer-Daniels-Midland Co.	748,891	32,300
*	Monster Beverage Corp.	553,958	30,235
	Aptiv plc	347,415	27,616
	Clorox Co.	171,399	27,503
	Tyson Foods Inc. Class A	394,095	27,362
	Kraft Heinz Co.	813,248	26,553
	McCormick & Co. Inc.	163,951	24,696
	Church & Dwight Co. Inc.	327,816	23,350
*	Lululemon Athletica Inc.	137,943	22,605
	Hershey Co.	189,368	21,745
	Genuine Parts Co.	186,304	20,872
	Brown-Forman Corp. Class B	392,216	20,701
	Kellogg Co.	348,336	19,987
	DR Horton Inc.	476,033	19,698
	Lennar Corp. Class A	378,194	18,565
	Conagra Brands Inc.	652,009	18,087
	JM Smucker Co.	144,210	16,800
^	Hormel Foods Corp.	355,734	15,923
	Garmin Ltd.	176,044	15,201
	Lamb Weston Holdings Inc.	196,386	14,717
*	Take-Two Interactive Software Inc.	150,784	14,229

	Molson Coors Brewing Co. Class B	235,996	14,077
*	Elanco Animal Health Inc.	438,547	14,064
	Hasbro Inc.	152,209	12,941
*	NVR Inc.	4,629	12,808
	Tapestry Inc.	387,708	12,597
	PVH Corp.	101,712	12,404
*	LKQ Corp.	408,153	11,583
	Lear Corp.	83,571	11,341
	Whirlpool Corp.	85,010	11,297
*	Wayfair Inc.	74,353	11,038
	BorgWarner Inc.	278,417	10,694
*	US Foods Holding Corp.	291,093	10,162
	Campbell Soup Co.	262,067	9,993
*	Mohawk Industries Inc.	79,144	9,984
*	Middleby Corp.	74,779	9,723
	Bunge Ltd.	178,770	9,487
	PulteGroup Inc.	336,607	9,411
*	Post Holdings Inc.	84,852	9,283
*	WABCO Holdings Inc.	68,526	9,034
	Fortune Brands Home & Security Inc.	189,422	9,018
*	Capri Holdings Ltd.	190,736	8,726
	Ralph Lauren Corp. Class A	67,065	8,697
	Hanesbrands Inc.	482,792	8,632
	Newell Brands Inc.	558,243	8,563
	Pool Corp.	51,466	8,490
	Ingredion Inc.	89,324	8,458
	Keurig Dr Pepper Inc.	281,429	7,872
	Harley-Davidson Inc.	217,779	7,766
	Leggett & Platt Inc.	172,913	7,300
	Gentex Corp.	349,164	7,221
*	Herbalife Nutrition Ltd.	133,181	7,057
^	Coty Inc. Class A	606,847	6,979
	Polaris Industries Inc.	78,072	6,592
	Toll Brothers Inc.	177,460	6,424
	Brunswick Corp.	118,923	5,985
*,^	Mattel Inc.	458,614	5,962
*	Zynga Inc. Class A	1,111,287	5,923
	Carter's Inc.	58,341	5,880
*	Deckers Outdoor Corp.	39,183	5,759
*	Skechers U.S.A. Inc. Class A	170,885	5,743
	Goodyear Tire & Rubber Co.	308,625	5,601
*	Under Armour Inc. Class A	264,690	5,596
	Flowers Foods Inc.	254,173	5,419
*	TreeHouse Foods Inc.	75,399	4,867
*	Darling Ingredients Inc.	220,425	4,772
	Valvoline Inc.	249,845	4,637
	Thor Industries Inc.	70,037	4,368
	Wolverine World Wide Inc.	120,870	4,319
*	Under Armour Inc. Class C	228,387	4,310
*,^	iRobot Corp.	35,397	4,166
	Lancaster Colony Corp.	26,218	4,108
*	Helen of Troy Ltd.	34,497	4,000
	Columbia Sportswear Co.	36,432	3,795
	Energizer Holdings Inc.	83,574	3,755
	Steven Madden Ltd.	106,993	3,621
*	Tempur Sealy International Inc.	61,667	3,556
	Dana Inc.	193,297	3,429

*	Fox Factory Holding Corp.	48,792	3,410
	Nu Skin Enterprises Inc. Class A	70,477	3,373
	Sanderson Farms Inc.	25,472	3,358
*	Boston Beer Co. Inc. Class A	11,084	3,267
*	Edgewell Personal Care Co.	72,008	3,160
	J&J Snack Foods Corp.	19,851	3,153
*	Dorman Products Inc.	35,784	3,152
	WD-40 Co.	18,477	3,131
	Spectrum Brands Holdings Inc.	53,759	2,945
	Herman Miller Inc.	80,848	2,844
	KB Home	117,124	2,831
*	Welbilt Inc.	171,447	2,808
*	Hain Celestial Group Inc.	120,197	2,779
*	Taylor Morrison Home Corp. Class A	149,446	2,653
*	Visteon Corp.	38,537	2,595
*	TRI Pointe Group Inc.	192,145	2,429
	LCI Industries	31,499	2,420
*	G-III Apparel Group Ltd.	59,233	2,367
*	Meritor Inc.	113,815	2,316
	Delphi Technologies plc	120,068	2,312
*	American Axle & Manufacturing Holdings Inc.	152,316	2,180
*	Meritage Homes Corp.	48,325	2,161
^	B&G Foods Inc.	88,154	2,153
	HNI Corp.	58,779	2,133
	La-Z-Boy Inc.	64,280	2,121
	Medifast Inc.	15,639	1,995
*	Crocs Inc.	76,033	1,958
	Cooper Tire & Rubber Co.	65,143	1,947
	Callaway Golf Co.	122,193	1,946
	Universal Corp.	32,839	1,892
*	Sleep Number Corp.	39,724	1,867
	Calavo Growers Inc.	21,627	1,813
	MDC Holdings Inc.	62,241	1,809
	Coca-Cola Consolidated Inc.	6,281	1,808
*	Fitbit Inc. Class A	296,383	1,755
*	American Woodmark Corp.	20,835	1,722
*	Glu Mobile Inc.	156,847	1,716
*	Freshpet Inc.	40,324	1,705
	Inter Parfums Inc.	22,346	1,695
	Vector Group Ltd.	154,101	1,663
*	Gentherm Inc.	44,813	1,652
	Cal-Maine Foods Inc.	36,910	1,647
*	Hostess Brands Inc. Class A	129,938	1,624
*	USANA Health Sciences Inc.	19,252	1,615
	Oxford Industries Inc.	21,291	1,602
	Steelcase Inc. Class A	109,816	1,598
	Tenneco Inc. Class A	69,727	1,545
*,^	LGI Homes Inc.	24,003	1,446
*	Pilgrim's Pride Corp.	64,378	1,435
	Seaboard Corp.	333	1,427
*	Garrett Motion Inc.	96,516	1,422
	Tupperware Brands Corp.	55,555	1,421
	MGP Ingredients Inc.	17,743	1,369
*	Cavco Industries Inc.	11,251	1,322
*	Central Garden & Pet Co. Class A	56,067	1,304
	Standard Motor Products Inc.	26,488	1,301
	Andersons Inc.	39,987	1,289

	ACCO Brands Corp.	143,055	1,225
	Sturm Ruger & Co. Inc.	23,067	1,223
	Winnebago Industries Inc.	37,722	1,175
	Knoll Inc.	62,105	1,174
	Skyline Champion Corp.	61,738	1,173
	Interface Inc. Class A	76,192	1,167
*	Levi Strauss & Co. Class A	48,323	1,138
	Fresh Del Monte Produce Inc.	41,561	1,123
*	Malibu Boats Inc. Class A	27,669	1,095
*	Cooper-Standard Holdings Inc.	22,906	1,076
	Lennar Corp. Class B	26,910	1,053
*	Stoneridge Inc.	36,429	1,051
	Acushnet Holdings Corp.	45,309	1,048
*,^	GoPro Inc. Class A	152,259	990
*	M/I Homes Inc.	36,119	961
^	Tootsie Roll Industries Inc.	24,102	898
*	Modine Manufacturing Co.	64,465	894
	National Beverage Corp.	15,202	878
	Phibro Animal Health Corp. Class A	26,566	877
	John B Sanfilippo & Son Inc.	11,548	830
*	Century Communities Inc.	34,354	823
*,^	Fossil Group Inc.	59,449	816
	Movado Group Inc.	21,240	773
	National Presto Industries Inc.	6,773	735
*	Primo Water Corp.	46,290	716
	Kimball International Inc. Class B	46,939	664
*	William Lyon Homes Class A	42,954	660
*,^	YETI Holdings Inc.	21,706	657
*	Universal Electronics Inc.	17,123	636
*	American Outdoor Brands Corp.	67,770	633
	Ethan Allen Interiors Inc.	32,728	626
*	Vista Outdoor Inc.	75,956	608
*,^	Sonos Inc.	55,185	568
^	Camping World Holdings Inc. Class A	40,403	562
	Turning Point Brands Inc.	11,328	522
	Tower International Inc.	24,781	521
*	MasterCraft Boat Holdings Inc.	22,563	509
*	Beazer Homes USA Inc.	42,392	488
*	Motorcar Parts of America Inc.	24,983	471
	Limoneira Co.	19,434	457
	Hooker Furniture Corp.	15,264	440
*,^	New Age Beverages Corp.	83,110	437
*	Arlo Technologies Inc.	104,997	434
*	Vera Bradley Inc.	32,558	431
*	elf Beauty Inc.	40,114	425
	Titan International Inc.	69,292	414
	Johnson Outdoors Inc. Class A	5,758	411
	Clarus Corp.	31,540	404
*	Unifi Inc.	19,978	387
*	Central Garden & Pet Co.	15,049	385
	Dean Foods Co.	122,182	370
*	ZAGG Inc.	33,366	303
*	Farmer Brothers Co.	13,700	274
	Culp Inc.	13,935	268
*,^	Pyxus International Inc.	10,911	261
*,^	22nd Century Group Inc.	148,514	254
*	Funko Inc. Class A	11,255	244

	Weyco Group Inc.	7,434	230
	Hamilton Beach Brands Holding Co. Class A	10,712	230
	Flexsteel Industries Inc.	9,749	226
	Rocky Brands Inc.	9,372	225
	Bassett Furniture Industries Inc.	13,657	224
*	Seneca Foods Corp. Class A	9,066	223
	Superior Group of Cos. Inc.	13,164	219
*	Nautilus Inc.	39,087	217
	Oil-Dri Corp. of America	6,706	209
*	Lovesac Co.	7,453	207
*,^	Revlon Inc. Class A	10,681	207
*	Craft Brew Alliance Inc.	14,279	200
*	Lifevantage Corp.	13,782	197
*	Delta Apparel Inc.	8,147	181
	Lifetime Brands Inc.	15,628	148
	Superior Industries International Inc.	30,144	143
	Marine Products Corp.	10,544	142
	Escalade Inc.	12,067	135
	Strattec Security Corp.	4,533	133
*	Akoustis Technologies Inc.	22,870	133
*	RiceBran Technologies	33,557	125
*	Natural Alternatives International Inc.	10,100	116
*	Shiloh Industries Inc.	17,046	94
*,^	Vuzix Corp.	30,030	92
	Core Molding Technologies Inc.	12,449	92
*	Libbey Inc.	31,918	91
*	Lakeland Industries Inc.	7,656	90
*,^	Eastman Kodak Co.	29,730	88
*	Castle Brands Inc.	123,932	86
*	LS Starrett Co. Class A	11,175	86
	Acme United Corp.	5,355	86
*	Legacy Housing Corp.	7,084	84
*	New Home Co. Inc.	17,246	82
*	Nature's Sunshine Products Inc.	8,635	80
*	Reed's Inc.	27,690	80
*	Vince Holding Corp.	6,249	77
*	Veru Inc.	50,532	74
	Alico Inc.	2,633	72
*,^	Celsius Holdings Inc.	15,938	68
*	S&W Seed Co.	24,763	66
*,^	Blink Charging Co.	20,953	66
*	Hovnanian Enterprises Inc. Class A	5,850	64
	Kewaunee Scientific Corp.	2,881	61
*	Lipocine Inc.	24,909	57
	Unique Fabricating Inc.	9,987	45
*,^	Sequential Brands Group Inc.	33,489	43
*	Emerson Radio Corp.	32,812	43
*	Centric Brands Inc.	9,467	43
*	US Auto Parts Network Inc.	35,456	36
*	Nova Lifestyle Inc.	40,548	36
*	Bridgford Foods Corp.	1,495	36
*	Tandy Leather Factory Inc.	5,825	35
*	Zedge Inc. Class B	14,083	25
*	JAKKS Pacific Inc.	24,492	25
*	Alpha Pro Tech Ltd.	6,600	24
	Crown Crafts Inc.	4,478	23
*,^	Iconix Brand Group Inc.	9,614	20

*	Lifeway Foods Inc.	7,962	19
	Rocky Mountain Chocolate Factory Inc.	1,888	17
	CompX International Inc.	1,065	16
*	Summer Infant Inc.	21,100	15
*,^	Innovate Biopharmaceuticals Inc.	7,400	14
*	Level Brands Inc.	3,200	14
*,^	Orchids Paper Products Co.	10,552	13
*	Dixie Group Inc.	13,898	13
*	Coffee Holding Co. Inc.	1,503	8
*	Sigma Labs Inc.	4,136	7
*	Willamette Valley Vineyards Inc.	800	6
*	Cyanotech Corp.	997	3
	Mannatech Inc.	100	2
			2,991,156
Consumer Services (13.3%)
*	Amazon.com Inc.	558,563	994,661
	Home Depot Inc.	1,510,579	289,865
	Walt Disney Co.	2,279,760	253,122
	Comcast Corp. Class A	6,043,186	241,607
*	Netflix Inc.	555,007	197,893
	McDonald's Corp.	1,031,002	195,787
	Walmart Inc.	1,942,495	189,452
	Costco Wholesale Corp.	589,229	142,676
	Lowe's Cos. Inc.	1,074,456	117,621
	Starbucks Corp.	1,579,235	117,400
*	Booking Holdings Inc.	61,979	108,148
	CVS Health Corp.	1,729,968	93,297
	TJX Cos. Inc.	1,483,954	78,961
*	Charter Communications Inc. Class A	211,201	73,268
	Walgreens Boots Alliance Inc.	1,070,977	67,761
	Target Corp.	699,332	56,128
	Ross Stores Inc.	496,050	46,182
	Sysco Corp.	653,002	43,594
	eBay Inc.	1,163,516	43,213
	Marriott International Inc. Class A	342,834	42,885
	Delta Air Lines Inc.	816,337	42,164
	Dollar General Corp.	351,777	41,967
*	O'Reilly Automotive Inc.	105,808	41,085
	Yum! Brands Inc.	410,070	40,929
*	AutoZone Inc.	33,683	34,495
	Southwest Airlines Co.	664,482	34,493
	Hilton Worldwide Holdings Inc.	391,968	32,576
	Las Vegas Sands Corp.	525,543	32,037
*	Dollar Tree Inc.	302,129	31,736
	McKesson Corp.	256,539	30,030
	Carnival Corp.	529,732	26,868
	Kroger Co.	1,068,532	26,286
*	Ulta Beauty Inc.	75,245	26,240
*	Chipotle Mexican Grill Inc. Class A	36,935	26,235
	Royal Caribbean Cruises Ltd.	224,357	25,716
*	United Continental Holdings Inc.	310,173	24,746
	Omnicom Group Inc.	298,256	21,770
	Best Buy Co. Inc.	305,841	21,733
	CBS Corp. Class B	448,523	21,318
	Darden Restaurants Inc.	165,107	20,056
	Expedia Group Inc.	152,780	18,181
	American Airlines Group Inc.	554,352	17,606

* Copart Inc.	280,918	17,021
AmerisourceBergen Corp. Class A	211,715	16,836
* Fox Corp. Class A	451,685	16,581
MGM Resorts International	645,690	16,568
Tiffany & Co.	154,803	16,339
* Norwegian Cruise Line Holdings Ltd.	293,222	16,115
Tractor Supply Co.	163,510	15,985
* CarMax Inc.	227,684	15,892
Advance Auto Parts Inc.	91,065	15,529
Kohl's Corp.	221,023	15,200
Wynn Resorts Ltd.	123,254	14,707
Domino's Pizza Inc.	55,482	14,320
* Burlington Stores Inc.	89,738	14,060
Viacom Inc. Class B	486,733	13,663
* Liberty Broadband Corp.	145,712	13,368
FactSet Research Systems Inc.	50,914	12,640
* Henry Schein Inc.	202,941	12,199
Vail Resorts Inc.	53,937	11,721
* Live Nation Entertainment Inc.	182,847	11,618
* Discovery Communications Inc.	449,521	11,427
Nielsen Holdings plc	477,288	11,297
Sirius XM Holdings Inc.	1,955,791	11,089
Interpublic Group of Cos. Inc.	514,765	10,815
Altice USA Inc. Class A	495,531	10,644
* Etsy Inc.	152,320	10,239
Gap Inc.	382,570	10,016
Macy's Inc.	410,356	9,861
* Bright Horizons Family Solutions Inc.	77,542	9,856
Aramark	329,607	9,740
* Five Below Inc.	74,142	9,212
Alaska Air Group Inc.	164,032	9,205
Service Corp. International	229,133	9,200
* DISH Network Corp. Class A	289,884	9,186
KAR Auction Services Inc.	178,652	9,167
Foot Locker Inc.	151,115	9,158
* Liberty Media Corp-Liberty Formula One	261,156	9,154
* Trade Desk Inc. Class A	46,160	9,137
Rollins Inc.	218,127	9,078
* Qurate Retail Group Inc. QVC Group Class A	558,811	8,930
L Brands Inc.	314,000	8,660
* ServiceMaster Global Holdings Inc.	181,413	8,472
* GrubHub Inc.	121,665	8,452
News Corp. Class A	677,249	8,425
Dunkin' Brands Group Inc.	110,789	8,320
* Fox Corp. Class B	230,692	8,277
* Liberty Media Corp-Liberty SiriusXM Class C	214,965	8,220
* Planet Fitness Inc. Class A	117,798	8,095
Sabre Corp.	367,468	7,860
Nordstrom Inc.	167,414	7,430
* Liberty Broadband Corp. Class A	81,016	7,424
* Grand Canyon Education Inc.	64,438	7,379
* TripAdvisor Inc.	141,016	7,255
* Madison Square Garden Co. Class A	24,537	7,193
Cable One Inc.	6,841	6,714
* Caesars Entertainment Corp.	765,542	6,653
* JetBlue Airways Corp.	405,896	6,640
Wyndham Hotels & Resorts Inc.	131,646	6,581

H&R Block Inc.	274,846	6,580
New York Times Co. Class A	198,106	6,508
Casey's General Stores Inc.	48,466	6,241
Nexstar Media Group Inc. Class A	57,540	6,236
* Ollie's Bargain Outlet Holdings Inc.	71,796	6,126
^ Williams-Sonoma Inc.	107,996	6,077
* Discovery Communications Inc. Class A	209,367	5,657
Texas Roadhouse Inc. Class A	90,574	5,633
Cinemark Holdings Inc.	140,692	5,626
Marriott Vacations Worldwide Corp.	59,873	5,598
* Chegg Inc.	146,507	5,585
* Performance Food Group Co.	135,227	5,360
* Roku Inc.	82,581	5,327
^ Cracker Barrel Old Country Store Inc.	31,761	5,133
Dolby Laboratories Inc. Class A	81,341	5,122
Wyndham Destinations Inc.	123,147	4,986
American Eagle Outfitters Inc.	223,290	4,950
Tribune Media Co. Class A	106,301	4,905
* Spirit Airlines Inc.	92,375	4,883
World Wrestling Entertainment Inc. Class A	56,155	4,873
Aaron's Inc.	90,787	4,775
* LiveRamp Holdings Inc.	86,274	4,708
Six Flags Entertainment Corp.	94,594	4,668
Extended Stay America Inc.	253,659	4,553
Wendy's Co.	249,957	4,472
* Liberty Media Corp-Liberty SiriusXM Class A	111,367	4,252
Churchill Downs Inc.	46,399	4,188
TEGNA Inc.	291,205	4,106
* Hilton Grand Vacations Inc.	128,968	3,979
Hyatt Hotels Corp. Class A	53,861	3,909
* frontdoor Inc.	113,160	3,895
AMERCO	10,479	3,893
* Floor & Decor Holdings Inc. Class A	91,553	3,774
Graham Holdings Co. Class B	5,485	3,747
* Yelp Inc. Class A	106,105	3,661
* AutoNation Inc.	102,230	3,652
Strategic Education Inc.	27,802	3,651
SkyWest Inc.	67,066	3,641
* Eldorado Resorts Inc.	77,858	3,635
Choice Hotels International Inc.	46,581	3,621
Monro Inc.	41,809	3,617
* Adtalem Global Education Inc.	78,091	3,617
* BJ's Wholesale Club Holdings Inc.	129,619	3,552
* Murphy USA Inc.	41,214	3,529
Sinclair Broadcast Group Inc. Class A	90,757	3,492
Dick's Sporting Goods Inc.	94,373	3,474
* Sprouts Farmers Market Inc.	158,538	3,415
* Cargurus Inc.	83,807	3,357
* AMC Networks Inc. Class A	57,673	3,274
Morningstar Inc.	25,619	3,228
Hillenbrand Inc.	77,153	3,204
* Liberty Expedia Holdings Inc. Class A	73,531	3,147
* Belmond Ltd. Class A	123,486	3,079
* Penn National Gaming Inc.	150,082	3,017
Wingstop Inc.	39,533	3,006
* Sally Beauty Holdings Inc.	161,653	2,976
Bed Bath & Beyond Inc.	174,495	2,965

	Meredith Corp.	53,254	2,943
*	Urban Outfitters Inc.	98,950	2,933
*	Avis Budget Group Inc.	81,662	2,847
	Boyd Gaming Corp.	103,309	2,827
*	National Vision Holdings Inc.	89,125	2,801
*,^	Carvana Co. Class A	47,611	2,764
	Lithia Motors Inc. Class A	29,009	2,691
	Jack in the Box Inc.	32,734	2,653
	John Wiley & Sons Inc. Class A	59,902	2,649
*,^	RH	25,588	2,634
	Cheesecake Factory Inc.	53,431	2,614
	Office Depot Inc.	715,824	2,598
*	Gray Television Inc.	118,739	2,536
	Bloomin' Brands Inc.	123,705	2,530
	Dave & Buster's Entertainment Inc.	50,471	2,517
	Abercrombie & Fitch Co.	89,153	2,444
	Red Rock Resorts Inc. Class A	91,506	2,365
	Allegiant Travel Co. Class A	17,330	2,244
*	Groupon Inc. Class A	620,476	2,203
	Brinker International Inc.	49,631	2,203
	PriceSmart Inc.	37,234	2,192
	Lions Gate Entertainment Corp. Class B	142,099	2,146
	Core-Mark Holding Co. Inc.	57,313	2,128
	Penske Automotive Group Inc.	47,223	2,109
*	Shake Shack Inc. Class A	35,628	2,107
	Dine Brands Global Inc.	22,981	2,098
*	Cars.com Inc.	91,892	2,095
	DSW Inc. Class A	93,654	2,081
*	Sotheby's	53,638	2,025
	Big Lots Inc.	53,029	2,016
*	Simply Good Foods Co.	95,667	1,970
	Children's Place Inc.	20,111	1,956
	Signet Jewelers Ltd.	69,297	1,882
*	Asbury Automotive Group Inc.	27,025	1,874
*	SeaWorld Entertainment Inc.	71,999	1,855
*	Stamps.com Inc.	22,692	1,847
*	Shutterfly Inc.	45,349	1,843
*	Laureate Education Inc. Class A	121,329	1,816
*	K12 Inc.	50,881	1,737
*	MSG Networks Inc.	75,834	1,649
	Hawaiian Holdings Inc.	62,237	1,634
*	ANGI Homeservices Inc. Class A	101,452	1,566
	Viad Corp.	27,605	1,554
*,^	Stitch Fix Inc. Class A	54,878	1,549
	Guess? Inc.	78,383	1,536
	Gannett Co. Inc.	145,599	1,535
	Group 1 Automotive Inc.	23,237	1,503
	Matthews International Corp. Class A	40,169	1,484
*	Scientific Games Corp.	72,120	1,473
^	Papa John's International Inc.	27,759	1,470
*	Career Education Corp.	88,282	1,458
*	Denny's Corp.	79,058	1,451
	EW Scripps Co. Class A	68,033	1,429
	Scholastic Corp.	34,121	1,357
*	Liberty TripAdvisor Holdings Inc. Class A	94,736	1,344
*	Liberty Media Corp-Liberty Braves	47,965	1,332
	International Speedway Corp. Class A	30,203	1,318

	BJ's Restaurants Inc.	27,611	1,305
*	comScore Inc.	64,187	1,300
	GameStop Corp. Class A	127,349	1,294
*	Rent-A-Center Inc.	61,131	1,276
	Caleres Inc.	51,417	1,269
*	Hertz Global Holdings Inc.	72,313	1,256
*	Weight Watchers International Inc.	62,282	1,255
*	Herc Holdings Inc.	31,904	1,244
*	Michaels Cos. Inc.	108,070	1,234
*,^	Trupanion Inc.	37,239	1,219
*	Genesco Inc.	26,745	1,218
	Marcus Corp.	29,337	1,175
*	At Home Group Inc.	62,731	1,120
	Lions Gate Entertainment Corp. Class A	69,235	1,083
*	Boot Barn Holdings Inc.	36,392	1,071
^	Dillard's Inc. Class A	14,710	1,059
*	SP Plus Corp.	30,923	1,055
*	Chefs' Warehouse Inc.	33,392	1,037
^	AMC Entertainment Holdings Inc. Class A	69,598	1,034
*	Quotient Technology Inc.	103,783	1,024
*	Liberty Media Corp-Liberty Formula One Class A	29,807	1,015
*	Providence Service Corp.	14,978	998
*	Houghton Mifflin Harcourt Co.	135,949	988
*	United Natural Foods Inc.	71,374	944
	Ruth's Hospitality Group Inc.	35,680	913
*,^	Rite Aid Corp.	1,395,406	886
	Entercom Communications Corp. Class A	165,599	869
*	PlayAGS Inc.	33,944	812
	Weis Markets Inc.	19,860	810
	New Media Investment Group Inc.	74,298	780
*	Regis Corp.	39,644	780
*	Care.com Inc.	37,988	751
^	Buckle Inc.	39,531	740
*	America's Car-Mart Inc.	8,015	732
*	QuinStreet Inc.	54,385	728
	SpartanNash Co.	43,652	693
*	MarineMax Inc.	35,323	677
	Chico's FAS Inc.	157,920	674
*	Monarch Casino & Resort Inc.	15,316	673
*	TrueCar Inc.	100,674	668
	Winmark Corp.	3,401	641
*	BrightView Holdings Inc.	43,769	630
*	American Public Education Inc.	20,877	629
*	1-800-Flowers.com Inc. Class A	33,875	618
*	Waitr Holdings Inc.	49,148	604
^	PetMed Express Inc.	26,421	602
*	Zumiez Inc.	24,114	600
*,^	Party City Holdco Inc.	75,323	598
	National CineMedia Inc.	84,571	596
*,^	JC Penney Co. Inc.	399,803	596
*	Hibbett Sports Inc.	25,202	575
*	Conn's Inc.	24,202	553
*	TechTarget Inc.	33,461	544
*,^	Overstock.com Inc.	32,625	542
*	Clean Energy Fuels Corp.	173,089	535
	Ingles Markets Inc. Class A	18,917	522
	Tailored Brands Inc.	65,399	513

	Shoe Carnival Inc.	14,879	506
*	Lindblad Expeditions Holdings Inc.	33,048	504
*	Red Robin Gourmet Burgers Inc.	17,369	500
*	Chuy's Holdings Inc.	21,437	488
	Haverty Furniture Cos. Inc.	22,201	486
*	Lyft Inc. Class A	6,180	484
*	PCM Inc.	12,754	467
*	Carrols Restaurant Group Inc.	45,917	458
*,^	Upwork Inc.	22,956	439
	Emerald Expositions Events Inc.	33,529	426
	Sonic Automotive Inc. Class A	28,727	425
*	Diplomat Pharmacy Inc.	73,026	424
*	Del Taco Restaurants Inc.	41,337	416
	Cato Corp. Class A	27,511	412
*	Reading International Inc. Class A	25,341	404
*	Express Inc.	92,829	397
*,^	Duluth Holdings Inc.	16,259	388
*,^	Lumber Liquidators Holdings Inc.	37,719	381
	Carriage Services Inc. Class A	19,781	381
*	Fiesta Restaurant Group Inc.	28,153	369
*	Titan Machinery Inc.	23,701	369
*	El Pollo Loco Holdings Inc.	28,309	368
*	Rubicon Project Inc.	59,823	364
*	Liberty Media Corp-Liberty Braves	12,633	353
*	Golden Entertainment Inc.	24,266	344
	Barnes & Noble Inc.	62,628	340
*	Hemisphere Media Group Inc. Class A	23,290	328
*	Cumulus Media Inc. Class A	18,126	326
*	Select Interior Concepts Inc. Class A	26,163	326
*	Drive Shack Inc.	72,521	326
*	Biglari Holdings Inc. Class B	2,276	322
*	Avid Technology Inc.	41,283	308
*	Sportsman's Warehouse Holdings Inc.	63,762	306
	Citi Trends Inc.	15,639	302
*	Century Casinos Inc.	33,152	300
*,^	GNC Holdings Inc. Class A	108,755	297
	Village Super Market Inc. Class A	10,801	295
	Nathan's Famous Inc.	4,297	294
*	Liquidity Services Inc.	38,017	293
	Tilly's Inc. Class A	26,075	290
	Entravision Communications Corp. Class A	88,548	287
*,^	Boston Omaha Corp. Class A	11,274	281
*	Habit Restaurants Inc. Class A	25,017	271
	Tile Shop Holdings Inc.	47,120	267
*	Del Frisco's Restaurant Group Inc.	41,555	266
*	Tribune Publishing Co.	22,480	265
*	Digital Turbine Inc.	75,668	265
	RCI Hospitality Holdings Inc.	11,477	264
*	Marchex Inc. Class B	52,492	248
	Saga Communications Inc. Class A	7,419	246
	Speedway Motorsports Inc.	16,887	244
*	Ascena Retail Group Inc.	222,066	240
*	Potbelly Corp.	27,369	233
*	Mesa Air Group Inc.	27,731	231
*,^	Daily Journal Corp.	1,074	230
*	Clear Channel Outdoor Holdings Inc. Class A	42,288	226
*	Lands' End Inc.	13,310	221

*	Lee Enterprises Inc.	63,800	211
*	Fluent Inc.	36,485	205
*	Bridgepoint Education Inc. Class A	32,556	199
*	J Alexander's Holdings Inc.	20,016	197
*	Red Lion Hotels Corp.	23,892	193
*	Noodles & Co. Class A	28,291	192
*	Vitamin Shoppe Inc.	26,666	188
*	Container Store Group Inc.	20,580	181
*	Barnes & Noble Education Inc.	42,279	178
*	HF Foods Group Inc.	13,080	173
*	MDC Partners Inc. Class A	74,507	168
*	Leaf Group Ltd.	20,217	162
*	Smart & Final Stores Inc.	31,390	155
*	Alkaline Water Co. Inc.	62,416	149
	Collectors Universe Inc.	8,514	149
*	Gaia Inc. Class A	16,289	149
*	Tuesday Morning Corp.	69,632	148
*	Natural Grocers by Vitamin Cottage Inc.	11,815	141
*	Build-A-Bear Workshop Inc.	23,091	141
	Natural Health Trends Corp.	10,569	137
*	Destination XL Group Inc.	55,225	135
*	Kirkland's Inc.	17,778	125
*	Biglari Holdings Inc.	169	124
	J. Jill Inc.	20,843	114
*	RealNetworks Inc.	35,959	112
*	Travelzoo	8,232	110
	Chicken Soup For The Soul Entertainment Inc.	8,803	109
	News Corp. Class B	8,448	106
*	TheStreet Inc.	43,994	103
	AH Belo Corp. Class A	27,149	101
*,^	LiveXLive Media Inc.	18,705	101
	Gaming Partners International Corp.	7,599	99
^	Big 5 Sporting Goods Corp.	31,098	99
*,§	Twenty-First Century Fox Inc.	1,990	99
*,^	HyreCar Inc.	18,083	91
*,^	Pier 1 Imports Inc.	113,979	87
*	AutoWeb Inc.	20,942	79
*	Town Sports International Holdings Inc.	16,370	78
*	RTW RetailWinds Inc.	31,748	76
*	Blue Apron Holdings Inc. Class A	73,575	72
*	Profire Energy Inc.	39,969	72
*	Famous Dave's of America Inc.	11,721	67
*	Full House Resorts Inc.	31,564	64
	Ark Restaurants Corp.	3,264	64
	Peak Resorts Inc.	13,873	63
	CSS Industries Inc.	10,197	61
	Educational Development Corp.	8,052	61
*	Youngevity International Inc.	10,582	60
*	Twin River Worldwide Holdings Inc.	1,942	58
*	Remark Holdings Inc.	29,949	55
*	A-Mark Precious Metals Inc.	4,552	54
*	Rave Restaurant Group Inc.	34,295	53
*	Urban One Inc.	26,330	53
*	Luby's Inc.	35,510	51
*	McClatchy Co. Class A	10,174	51
	Townsquare Media Inc. Class A	8,492	49
	Dover Motorsports Inc.	23,356	47

*,^	Stein Mart Inc.	46,076	46
*	VistaGen Therapeutics Inc.	34,420	44
*	Emmis Communications Corp. Class A	11,066	40
*	Global Eagle Entertainment Inc.	53,015	38
*	Lazydays Holdings Inc.	7,816	37
*	EVINE Live Inc.	68,549	32
*,^	Fred's Inc. Class A	12,922	32
*	Destination Maternity Corp.	14,630	32
*	Good Times Restaurants Inc.	13,056	32
*	Diversified Restaurant Holdings Inc.	34,766	31
*	Eastside Distilling Inc.	5,036	29
*	Harte-Hanks Inc.	8,054	29
*	ONE Group Hospitality Inc.	9,472	28
*	Francesca's Holdings Corp.	40,409	27
	Salem Media Group Inc. Class A	10,229	26
*	Empire Resorts Inc.	2,258	23
*	Christopher & Banks Corp.	52,928	18
*	Papa Murphy's Holdings Inc.	3,400	18
*	Valeritas Holdings Inc.	43,103	14
*	FTD Cos. Inc.	26,480	14
	Value Line Inc.	400	10
*	Insignia Systems Inc.	7,050	9
	Beasley Broadcast Group Inc. Class A	1,751	7
*	Interpace Diagnostics Group Inc.	7,860	6
	Canterbury Park Holding Corp.	400	6
*	Urban One Inc. Class A	1,680	4
*	Monaker Group Inc.	1,980	4
*	Sears Hometown and Outlet Stores Inc.	1,600	4
*	Nevada Gold & Casinos Inc.	700	2
*	iPic Entertainment Inc. Class A	300	2
*	Dolphin Entertainment Inc.	500	1
*	Ascent Capital Group Inc. Class A	866	1
*	Genius Brands International Inc.	115	—
			5,087,274
Financials (19.0%)
*	Berkshire Hathaway Inc. Class B	2,545,825	511,431
	JPMorgan Chase & Co.	4,445,012	449,969
	Visa Inc. Class A	2,340,679	365,591
	Bank of America Corp.	11,637,078	321,067
	Mastercard Inc. Class A	1,220,997	287,484
	Wells Fargo & Co.	5,512,389	266,359
	Citigroup Inc.	3,265,989	203,210
	American Tower Corp.	588,748	116,019
	American Express Co.	901,649	98,550
	US Bancorp	1,930,397	93,026
	Goldman Sachs Group Inc.	447,690	85,952
	CME Group Inc.	478,054	78,678
	Chubb Ltd.	552,560	77,403
	Simon Property Group Inc.	412,830	75,222
	Morgan Stanley	1,705,954	71,991
	Crown Castle International Corp.	554,932	71,031
	S&P Global Inc.	332,482	70,004
	Charles Schwab Corp.	1,626,493	69,549
	PNC Financial Services Group Inc.	549,978	67,460
	Marsh & McLennan Cos. Inc.	674,345	63,321
	BlackRock Inc.	147,693	63,120
	Prologis Inc.	842,716	60,633

Bank of New York Mellon Corp.	1,156,352	58,315
Intercontinental Exchange Inc.	759,515	57,829
Progressive Corp.	780,458	56,263
Aon plc	320,485	54,707
Capital One Financial Corp.	624,922	51,050
Equinix Inc.	111,749	50,640
Aflac Inc.	1,007,512	50,376
Prudential Financial Inc.	548,007	50,351
American International Group Inc.	1,164,212	50,131
BB&T Corp.	1,023,042	47,602
Travelers Cos. Inc.	334,352	45,860
Public Storage	198,150	43,153
Welltower Inc.	534,045	41,442
MetLife Inc.	962,103	40,957
Allstate Corp.	422,227	39,765
Moody's Corp.	218,107	39,497
Equity Residential	494,120	37,217
AvalonBay Communities Inc.	184,533	37,041
SunTrust Banks Inc.	590,845	35,008
Digital Realty Trust Inc.	275,629	32,800
State Street Corp.	481,718	31,702
Discover Financial Services	439,857	31,300
Ventas Inc.	477,626	30,477
* SBA Communications Corp. Class A	151,723	30,293
T. Rowe Price Group Inc.	300,375	30,074
Realty Income Corp.	405,414	29,822
Synchrony Financial	904,493	28,853
Boston Properties Inc.	207,167	27,736
M&T Bank Corp.	175,766	27,599
* IHS Markit Ltd.	503,879	27,401
Weyerhaeuser Co.	1,000,190	26,345
Fifth Third Bancorp	1,031,540	26,015
Essex Property Trust Inc.	88,002	25,454
Northern Trust Corp.	281,330	25,435
Hartford Financial Services Group Inc.	477,823	23,757
Ameriprise Financial Inc.	182,582	23,389
First Republic Bank	221,851	22,287
KeyCorp	1,363,365	21,473
* CBRE Group Inc. Class A	433,400	21,432
Alexandria Real Estate Equities Inc.	150,272	21,423
MSCI Inc. Class A	106,954	21,267
Citizens Financial Group Inc.	615,170	19,993
HCP Inc.	635,480	19,891
Regions Financial Corp.	1,387,564	19,634
Equifax Inc.	161,588	19,148
Arthur J Gallagher & Co.	244,506	19,096
TD Ameritrade Holding Corp.	374,638	18,728
Principal Financial Group Inc.	372,576	18,700
Host Hotels & Resorts Inc.	987,706	18,668
Annaly Capital Management Inc.	1,867,719	18,659
Huntington Bancshares Inc.	1,401,113	17,766
Cincinnati Financial Corp.	206,320	17,723
* Markel Corp.	17,603	17,537
Loews Corp.	352,486	16,895
WP Carey Inc.	214,936	16,836
UDR Inc.	367,913	16,725
Mid-America Apartment Communities Inc.	152,729	16,698

* Arch Capital Group Ltd.	512,893	16,577
Extra Space Storage Inc.	161,285	16,437
Lincoln National Corp.	273,474	16,053
KKR & Co. Inc. Class A	676,458	15,890
* SVB Financial Group	70,333	15,639
Comerica Inc.	212,849	15,606
Vornado Realty Trust	229,313	15,465
E*TRADE Financial Corp.	329,999	15,322
Ally Financial Inc.	539,341	14,826
Duke Realty Corp.	482,540	14,756
Regency Centers Corp.	215,601	14,551
Cboe Global Markets Inc.	150,002	14,316
Raymond James Financial Inc.	170,267	13,691
Federal Realty Investment Trust	98,869	13,629
Iron Mountain Inc.	383,747	13,608
* Berkshire Hathaway Inc. Class A	45	13,555
Nasdaq Inc.	153,089	13,394
Camden Property Trust	128,622	13,055
Sun Communities Inc.	109,621	12,992
Fidelity National Financial Inc.	349,935	12,790
AGNC Investment Corp.	709,070	12,763
MarketAxess Holdings Inc.	51,486	12,670
Franklin Resources Inc.	374,724	12,418
Equity LifeStyle Properties Inc.	107,761	12,317
Reinsurance Group of America Inc. Class A	83,881	11,909
National Retail Properties Inc.	214,343	11,872
Everest Re Group Ltd.	54,367	11,741
Zions Bancorp NA	254,535	11,558
* Alleghany Corp.	18,487	11,321
Torchmark Corp.	134,329	11,008
Invitation Homes Inc.	452,250	11,003
VEREIT Inc.	1,305,263	10,925
VICI Properties Inc.	494,005	10,809
Western Union Co.	583,893	10,785
Invesco Ltd.	549,436	10,610
Gaming and Leisure Properties Inc.	270,378	10,428
* Black Knight Inc.	190,509	10,383
Kilroy Realty Corp.	136,317	10,355
WR Berkley Corp.	121,824	10,321
Omega Healthcare Investors Inc.	269,108	10,266
Voya Financial Inc.	203,203	10,152
SL Green Realty Corp.	112,200	10,089
Apartment Investment & Management Co.	199,029	10,009
Kimco Realty Corp.	534,332	9,885
SEI Investments Co.	186,806	9,761
Liberty Property Trust	199,446	9,657
Jones Lang LaSalle Inc.	61,342	9,458
East West Bancorp Inc.	196,604	9,431
Brown & Brown Inc.	316,564	9,342
New Residential Investment Corp.	549,073	9,285
Lamar Advertising Co. Class A	115,109	9,124
Medical Properties Trust Inc.	490,401	9,077
American Campus Communities Inc.	185,367	8,820
Douglas Emmett Inc.	217,321	8,784
Unum Group	259,330	8,773
Signature Bank	67,582	8,655
American Financial Group Inc.	89,516	8,612

* Athene Holding Ltd. Class A	208,768	8,518
STORE Capital Corp.	253,953	8,507
People's United Financial Inc.	509,815	8,381
Park Hotels & Resorts Inc.	268,698	8,351
Macerich Co.	188,202	8,159
CubeSmart	251,844	8,069
RenaissanceRe Holdings Ltd.	56,173	8,061
Old Republic International Corp.	385,000	8,054
Healthcare Trust of America Inc. Class A	280,468	8,019
Commerce Bancshares Inc.	135,706	7,879
Assurant Inc.	82,380	7,819
EPR Properties	100,700	7,744
Starwood Property Trust Inc.	345,764	7,728
Affiliated Managers Group Inc.	71,864	7,697
CyrusOne Inc.	144,949	7,601
American Homes 4 Rent Class A	334,309	7,596
LPL Financial Holdings Inc.	108,264	7,541
* Credit Acceptance Corp.	16,376	7,401
* GCI Liberty Inc. Class A	132,578	7,373
Brixmor Property Group Inc.	398,068	7,313
First American Financial Corp.	141,946	7,310
Cullen/Frost Bankers Inc.	75,002	7,280
Synovus Financial Corp.	210,545	7,234
Hudson Pacific Properties Inc.	207,922	7,157
Primerica Inc.	57,151	6,981
New York Community Bancorp Inc.	603,169	6,979
Popular Inc.	133,410	6,955
Highwoods Properties Inc.	142,045	6,645
CIT Group Inc.	135,193	6,485
Hanover Insurance Group Inc.	56,213	6,418
* MGIC Investment Corp.	485,272	6,401
Lazard Ltd. Class A	176,035	6,362
JBG SMITH Properties	153,365	6,342
Webster Financial Corp.	124,678	6,317
PacWest Bancorp	162,395	6,108
Erie Indemnity Co. Class A	34,173	6,101
Life Storage Inc.	62,131	6,043
* Howard Hughes Corp.	54,850	6,034
Prosperity Bancshares Inc.	86,886	6,000
Assured Guaranty Ltd.	134,740	5,987
First Industrial Realty Trust Inc.	168,686	5,965
Radian Group Inc.	287,119	5,955
AXA Equitable Holdings Inc.	295,583	5,953
Eaton Vance Corp.	147,017	5,926
First Horizon National Corp.	423,094	5,915
SLM Corp.	587,166	5,819
Axis Capital Holdings Ltd.	106,080	5,811
Americold Realty Trust	188,419	5,749
Jefferies Financial Group Inc.	304,381	5,719
* Brighthouse Financial Inc.	157,047	5,699
Janus Henderson Group plc	227,722	5,689
Pinnacle Financial Partners Inc.	101,761	5,566
Cousins Properties Inc.	570,337	5,509
* Essent Group Ltd.	126,720	5,506
EastGroup Properties Inc.	48,722	5,439
Sterling Bancorp	291,633	5,433
Rayonier Inc.	171,806	5,415

	Hospitality Properties Trust	205,684	5,412
	Blackstone Mortgage Trust Inc. Class A	155,617	5,378
	CoreSite Realty Corp.	50,195	5,372
	Pebblebrook Hotel Trust	172,728	5,365
	Healthcare Realty Trust Inc.	165,373	5,310
	IBERIABANK Corp.	73,084	5,241
	Kemper Corp.	68,808	5,239
	Ryman Hospitality Properties Inc.	62,910	5,174
*	Western Alliance Bancorp	125,054	5,132
	United Bankshares Inc.	140,846	5,104
*,^	Zillow Group Inc.	145,670	5,061
	First Financial Bankshares Inc.	87,198	5,038
	Umpqua Holdings Corp.	302,672	4,994
	Equity Commonwealth	152,474	4,984
	Selective Insurance Group Inc.	78,391	4,961
	Interactive Brokers Group Inc.	95,595	4,959
	Wintrust Financial Corp.	73,392	4,941
	Stifel Financial Corp.	92,920	4,902
	Two Harbors Investment Corp.	359,219	4,860
	Apple Hospitality REIT Inc.	296,264	4,829
	Associated Banc-Corp	225,306	4,810
	FirstCash Inc.	55,588	4,808
	Bank OZK	164,161	4,757
	Weingarten Realty Investors	161,671	4,748
	First Hawaiian Inc.	180,475	4,701
	Sabra Health Care REIT Inc.	240,886	4,690
	Chimera Investment Corp.	244,547	4,583
	BankUnited Inc.	136,436	4,557
	Rexford Industrial Realty Inc.	126,899	4,544
	Physicians Realty Trust	240,717	4,528
	Hancock Whitney Corp.	111,806	4,517
	Spirit Realty Capital Inc.	112,975	4,489
	Bank of Hawaii Corp.	56,805	4,480
	FNB Corp.	421,958	4,473
	STAG Industrial Inc.	149,460	4,431
	Glacier Bancorp Inc.	110,151	4,414
	Outfront Media Inc.	187,909	4,397
	Sunstone Hotel Investors Inc.	304,952	4,391
	Paramount Group Inc.	306,139	4,344
	MFA Financial Inc.	593,149	4,312
	National Health Investors Inc.	54,251	4,261
	TCF Financial Corp.	205,228	4,246
	Taubman Centers Inc.	78,691	4,161
	Corporate Office Properties Trust	151,765	4,143
	Evercore Inc. Class A	45,265	4,119
	RLJ Lodging Trust	234,147	4,114
	PS Business Parks Inc.	26,097	4,093
	RLI Corp.	56,501	4,054
	Community Bank System Inc.	66,997	4,004
	UMB Financial Corp.	62,346	3,993
	Valley National Bancorp	411,239	3,940
	CVB Financial Corp.	185,800	3,911
	Chemical Financial Corp.	94,513	3,890
	Navient Corp.	333,073	3,854
	Old National Bancorp	231,613	3,798
*	Green Dot Corp. Class A	62,603	3,797
	Piedmont Office Realty Trust Inc. Class A	180,462	3,763

	Fulton Financial Corp.	242,571	3,755
	Federated Investors Inc. Class B	127,674	3,742
	Home BancShares Inc.	211,714	3,720
	White Mountains Insurance Group Ltd.	4,013	3,714
	Senior Housing Properties Trust	314,475	3,705
	Brandywine Realty Trust	233,008	3,696
*,^	LendingTree Inc.	10,401	3,657
	Investors Bancorp Inc.	307,788	3,647
	Empire State Realty Trust Inc.	230,654	3,644
	BancorpSouth Bank	128,339	3,622
	Cathay General Bancorp	106,504	3,612
*	Texas Capital Bancshares Inc.	65,975	3,602
	Terreno Realty Corp.	84,799	3,565
	CNO Financial Group Inc.	220,048	3,560
	Retail Properties of America Inc.	290,977	3,547
	Columbia Property Trust Inc.	153,460	3,454
	Kennedy-Wilson Holdings Inc.	159,428	3,410
	Colony Capital Inc.	631,437	3,359
	Brookfield Property REIT Inc. Class A	162,699	3,334
	Union Bankshares Corp.	103,099	3,333
	Columbia Banking System Inc.	101,706	3,325
	QTS Realty Trust Inc. Class A	73,416	3,303
	South State Corp.	48,221	3,295
	Agree Realty Corp.	47,422	3,288
	First BanCorp	286,915	3,288
	OneMain Holdings Inc.	101,711	3,229
	Xenia Hotels & Resorts Inc.	146,587	3,212
	International Bancshares Corp.	84,204	3,202
	Apollo Commercial Real Estate Finance Inc.	175,186	3,188
	Independent Bank Corp.	39,133	3,170
	BOK Financial Corp.	38,737	3,159
	CoreCivic Inc.	162,339	3,157
	American Equity Investment Life Holding Co.	116,704	3,153
	Legg Mason Inc.	114,778	3,141
	Washington Federal Inc.	108,552	3,136
	Cadence BanCorp Class A	168,821	3,132
	PotlatchDeltic Corp.	81,580	3,083
	Argo Group International Holdings Ltd.	43,351	3,063
	GEO Group Inc.	158,794	3,049
	CenterState Bank Corp.	127,070	3,026
	DiamondRock Hospitality Co.	278,704	3,018
	Santander Consumer USA Holdings Inc.	142,569	3,012
	Acadia Realty Trust	109,125	2,976
	Washington REIT	104,722	2,972
	First Citizens BancShares Inc. Class A	7,264	2,958
*	Zillow Group Inc. Class A	86,435	2,956
	First Financial Bancorp	121,830	2,931
	First Midwest Bancorp Inc.	142,119	2,908
	WesBanco Inc.	72,722	2,891
	Simmons First National Corp. Class A	116,213	2,845
	CareTrust REIT Inc.	117,992	2,768
	Trustmark Corp.	81,687	2,747
	Lexington Realty Trust	299,176	2,711
	Urban Edge Properties	142,525	2,708
	Four Corners Property Trust Inc.	90,710	2,685
	WSFS Financial Corp.	69,212	2,672
	Retail Opportunity Investments Corp.	153,885	2,668

	Invesco Mortgage Capital Inc.	168,519	2,663
	Renasant Corp.	78,223	2,648
	United Community Banks Inc.	105,394	2,627
	Uniti Group Inc.	232,271	2,599
^	Tanger Factory Outlet Centers Inc.	123,191	2,585
*	Genworth Financial Inc. Class A	670,277	2,567
	Moelis & Co. Class A	60,477	2,516
	ProAssurance Corp.	72,491	2,509
	Banner Corp.	46,232	2,504
	Mack-Cali Realty Corp.	112,383	2,495
	Great Western Bancorp Inc.	78,360	2,475
	SITE Centers Corp.	180,989	2,465
	LTC Properties Inc.	53,495	2,450
	American Assets Trust Inc.	53,277	2,443
	HFF Inc. Class A	51,053	2,438
	LegacyTexas Financial Group Inc.	64,252	2,402
	First Merchants Corp.	65,002	2,395
*	Enstar Group Ltd.	13,637	2,373
	Navigators Group Inc.	33,923	2,370
	Capitol Federal Financial Inc.	177,411	2,368
*	Cushman & Wakefield plc	130,174	2,317
	Towne Bank	93,180	2,306
	Alexander & Baldwin Inc.	90,614	2,305
	Independent Bank Group Inc.	43,673	2,240
	Chesapeake Lodging Trust	80,029	2,226
*	NMI Holdings Inc. Class A	85,123	2,202
	Hope Bancorp Inc.	166,781	2,181
	Westamerica Bancorporation	35,043	2,166
*	Eagle Bancorp Inc.	42,982	2,158
	NBT Bancorp Inc.	59,767	2,152
	Houlihan Lokey Inc. Class A	46,612	2,137
	Tier REIT Inc.	74,371	2,131
	National Storage Affiliates Trust	74,395	2,121
	First Interstate BancSystem Inc. Class A	52,731	2,100
*	Cannae Holdings Inc.	86,208	2,091
	Ladder Capital Corp. Class A	122,389	2,083
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	80,472	2,063
	Provident Financial Services Inc.	79,617	2,061
	Redwood Trust Inc.	126,924	2,050
*	Axos Financial Inc.	70,667	2,047
	Pacific Premier Bancorp Inc.	76,971	2,042
	Northwest Bancshares Inc.	119,901	2,035
	ServisFirst Bancshares Inc.	60,002	2,026
	Virtu Financial Inc. Class A	85,061	2,020
	Ameris Bancorp	58,673	2,015
	Walker & Dunlop Inc.	39,017	1,986
	National General Holdings Corp.	83,568	1,983
^	Seritage Growth Properties Class A	43,947	1,953
	Horace Mann Educators Corp.	54,531	1,920
	BGC Partners Inc. Class A	360,333	1,913
	Mercury General Corp.	37,652	1,885
	Global Net Lease Inc.	98,913	1,869
*,^	Redfin Corp.	91,621	1,857
	First Busey Corp.	75,292	1,837
	Heartland Financial USA Inc.	42,961	1,832
^	Realogy Holdings Corp.	159,518	1,819
	Kinsale Capital Group Inc.	26,440	1,813

Kite Realty Group Trust	112,088	1,792
Hilltop Holdings Inc.	97,932	1,787
PennyMac Mortgage Investment Trust	86,284	1,787
Colony Credit Real Estate Inc.	113,231	1,773
* LendingClub Corp.	572,752	1,770
S&T Bancorp Inc.	44,726	1,768
Safety Insurance Group Inc.	20,022	1,745
PennyMac Financial Services Inc.	78,219	1,740
Industrial Logistics Properties Trust	85,605	1,727
Waddell & Reed Financial Inc. Class A	99,654	1,723
Office Properties Income Trust	62,308	1,722
Artisan Partners Asset Management Inc. Class A	68,354	1,720
Employers Holdings Inc.	42,854	1,719
Park National Corp.	17,567	1,664
* Seacoast Banking Corp. of Florida	63,106	1,663
* PRA Group Inc.	61,218	1,641
* eHealth Inc.	26,012	1,622
First Commonwealth Financial Corp.	127,144	1,602
OceanFirst Financial Corp.	66,452	1,599
Monmouth Real Estate Investment Corp.	121,019	1,595
Heritage Financial Corp.	51,960	1,566
American Finance Trust Inc.	144,897	1,565
* Focus Financial Partners Inc. Class A	43,793	1,561
City Holding Co.	20,341	1,550
Summit Hotel Properties Inc.	135,655	1,548
AMERISAFE Inc.	26,049	1,547
Newmark Group Inc. Class A	184,202	1,536
ARMOUR Residential REIT Inc.	78,565	1,534
FGL Holdings	194,640	1,532
Sandy Spring Bancorp Inc.	48,429	1,515
New York Mortgage Trust Inc.	247,408	1,507
Kearny Financial Corp.	117,010	1,506
Easterly Government Properties Inc.	83,542	1,505
James River Group Holdings Ltd.	37,332	1,496
Southside Bancshares Inc.	44,218	1,469
Lakeland Financial Corp.	32,206	1,456
Ares Management Corp.	62,601	1,453
TPG RE Finance Trust Inc.	72,030	1,412
Tompkins Financial Corp.	18,553	1,411
Washington Prime Group Inc.	248,670	1,405
Brookline Bancorp Inc.	97,413	1,403
TFS Financial Corp.	84,967	1,399
Piper Jaffray Cos.	19,157	1,395
TriCo Bancshares	35,369	1,390
American National Insurance Co.	11,483	1,387
Veritex Holdings Inc.	56,597	1,371
OFG Bancorp	67,796	1,342
Berkshire Hills Bancorp Inc.	48,876	1,331
First Bancorp	38,288	1,331
Getty Realty Corp.	41,468	1,328
United Fire Group Inc.	29,823	1,304
Independence Realty Trust Inc.	120,720	1,303
BancFirst Corp.	24,509	1,278
Universal Insurance Holdings Inc.	40,949	1,269
* Marcus & Millichap Inc.	30,896	1,258
Flagstar Bancorp Inc.	37,895	1,248
Universal Health Realty Income Trust	16,465	1,247

^ Arbor Realty Trust Inc.	95,601	1,240
Essential Properties Realty Trust Inc.	63,432	1,238
Stewart Information Services Corp.	28,948	1,236
RPT Realty	102,704	1,233
WisdomTree Investments Inc.	173,550	1,225
Boston Private Financial Holdings Inc.	111,475	1,222
Cohen & Steers Inc.	28,793	1,217
Granite Point Mortgage Trust Inc.	64,024	1,189
* World Acceptance Corp.	10,123	1,186
Chatham Lodging Trust	61,271	1,179
National Bank Holdings Corp. Class A	34,150	1,136
Enterprise Financial Services Corp.	27,690	1,129
Hamilton Lane Inc. Class A	25,163	1,097
Armada Hoffler Properties Inc.	70,103	1,093
Clearway Energy Inc.	72,107	1,090
Central Pacific Financial Corp.	37,700	1,087
PJT Partners Inc.	25,934	1,084
* Third Point Reinsurance Ltd.	104,190	1,081
InfraREIT Inc.	51,067	1,071
* Ambac Financial Group Inc.	58,493	1,060
* Encore Capital Group Inc.	38,773	1,056
* MBIA Inc.	110,420	1,051
Capstead Mortgage Corp.	122,229	1,050
^ Innovative Industrial Properties Inc.	12,765	1,043
Stock Yards Bancorp Inc.	30,465	1,030
Clearway Energy Inc. Class A	70,646	1,027
Alexander's Inc.	2,722	1,024
Washington Trust Bancorp Inc.	21,093	1,016
* Columbia Financial Inc.	64,281	1,007
Meridian Bancorp Inc.	63,491	996
Franklin Street Properties Corp.	138,256	994
Investors Real Estate Trust	16,575	993
* Enova International Inc.	43,423	991
Community Healthcare Trust Inc.	27,316	980
Carolina Financial Corp.	28,224	976
Bryn Mawr Bank Corp.	26,875	971
United Financial Bancorp Inc.	67,462	968
Meta Financial Group Inc.	48,465	954
NexPoint Residential Trust Inc.	24,486	939
TrustCo Bank Corp. NY	119,531	928
* HomeStreet Inc.	34,600	912
* National Commerce Corp.	23,250	912
Oritani Financial Corp.	54,513	907
Virtus Investment Partners Inc.	9,290	906
Univest Financial Corp.	36,950	904
* Triumph Bancorp Inc.	30,403	894
* Mr Cooper Group Inc.	92,963	892
Lakeland Bancorp Inc.	59,694	891
Urstadt Biddle Properties Inc. Class A	43,106	890
* Allegiance Bancshares Inc.	26,079	879
Hersha Hospitality Trust Class A	51,224	878
Saul Centers Inc.	16,885	867
Horizon Bancorp Inc.	53,501	861
FBL Financial Group Inc. Class A	13,698	859
RE/MAX Holdings Inc. Class A	22,223	856
Nelnet Inc. Class A	15,488	853
Hanmi Financial Corp.	40,071	852

* National Energy Services Reunited Corp.	80,004	836
Gladstone Commercial Corp.	40,077	832
Preferred Apartment Communities Inc. Class A	56,157	832
Great Southern Bancorp Inc.	15,989	830
Camden National Corp.	19,868	829
German American Bancorp Inc.	28,051	825
Preferred Bank	18,279	822
Federal Agricultural Mortgage Corp.	11,344	822
Community Trust Bancorp Inc.	19,999	821
ConnectOne Bancorp Inc.	41,653	821
* WillScot Corp. Class A	73,788	818
Flushing Financial Corp.	36,746	806
Dime Community Bancshares Inc.	42,665	799
Banc of California Inc.	57,199	792
Northfield Bancorp Inc.	56,488	785
Origin Bancorp Inc.	23,007	783
Fidelity Southern Corp.	28,471	780
CBTX Inc.	23,974	778
National Western Life Group Inc. Class A	2,933	770
State Auto Financial Corp.	23,328	768
* St. Joe Co.	45,998	759
First Defiance Financial Corp.	26,244	754
iStar Inc.	89,438	753
KKR Real Estate Finance Trust Inc.	36,963	740
* INTL. FCStone Inc.	19,088	740
FB Financial Corp.	23,238	738
Blue Hills Bancorp Inc.	30,795	736
Peoples Bancorp Inc.	23,390	724
AG Mortgage Investment Trust Inc.	42,472	715
Bank of Marin Bancorp	17,342	706
Mercantile Bank Corp.	21,414	701
* Customers Bancorp Inc.	38,154	699
Bridge Bancorp Inc.	23,747	696
First Community Bankshares Inc.	20,932	694
Independent Bank Corp.	32,040	689
First of Long Island Corp.	31,289	686
Heritage Commerce Corp.	56,497	684
* TriState Capital Holdings Inc.	33,117	677
Amalgamated Bank Class A	42,590	667
* Nicolet Bankshares Inc.	11,144	664
Arrow Financial Corp.	19,987	657
First Foundation Inc.	48,041	652
CorEnergy Infrastructure Trust Inc.	17,400	639
CatchMark Timber Trust Inc. Class A	64,676	635
Republic Bancorp Inc. Class A	14,113	631
Retail Value Inc.	20,185	629
^ Ready Capital Corp.	42,662	626
Whitestone REIT	51,730	622
1st Source Corp.	13,592	610
Midland States Bancorp Inc.	25,299	609
QCR Holdings Inc.	17,939	608
CorePoint Lodging Inc.	54,016	603
Diamond Hill Investment Group Inc.	4,291	601
First Financial Corp.	14,300	601
Ellington Financial Inc.	33,521	600
Peapack Gladstone Financial Corp.	22,776	597
UMH Properties Inc.	42,323	596

	United Community Financial Corp.	63,620	595
^	One Liberty Properties Inc.	20,480	594
	Front Yard Residential Corp.	63,364	587
	HomeTrust Bancshares Inc.	22,842	576
	Waterstone Financial Inc.	34,796	573
	Dynex Capital Inc.	93,458	569
	Ashford Hospitality Trust Inc.	118,653	564
	Western Asset Mortgage Capital Corp.	54,631	559
*	Bancorp Inc.	69,142	559
*	EZCORP Inc. Class A	59,767	557
	Opus Bank	27,927	553
	New Senior Investment Group Inc.	101,008	550
*	Atlantic Capital Bancshares Inc.	30,840	550
	Jernigan Capital Inc.	25,674	540
	Financial Institutions Inc.	19,793	538
	People's Utah Bancorp	20,164	532
	First Bancshares Inc.	17,186	531
	First Mid-Illinois Bancshares Inc.	15,926	531
	Anworth Mortgage Asset Corp.	130,375	527
	RMR Group Inc. Class A	8,591	524
	Pennsylvania REIT	82,786	521
	Bar Harbor Bankshares	19,940	516
*	Equity Bancshares Inc. Class A	17,816	513
	City Office REIT Inc.	45,084	510
*	Byline Bancorp Inc.	27,197	503
	Ares Commercial Real Estate Corp.	32,795	498
	Braemar Hotels & Resorts Inc.	40,146	490
*,^	Health Insurance Innovations Inc. Class A	18,165	487
*	FRP Holdings Inc.	10,155	483
	Old Second Bancorp Inc.	37,528	472
*	Cowen Inc. Class A	32,539	471
	Franklin Financial Network Inc.	16,223	471
	Live Oak Bancshares Inc.	32,174	470
	Farmers National Banc Corp.	34,010	469
	BBX Capital Corp. Class A	76,324	452
	Greenhill & Co. Inc.	20,715	446
*	Greenlight Capital Re Ltd. Class A	40,839	444
	CNB Financial Corp.	17,546	443
	Heritage Insurance Holdings Inc.	30,176	441
	Global Medical REIT Inc.	44,678	439
^	Orchid Island Capital Inc.	66,634	438
	Old Line Bancshares Inc.	17,503	436
	United Insurance Holdings Corp.	27,288	434
	MedEquities Realty Trust Inc.	38,903	433
	Merchants Bancorp	20,018	430
*	Tejon Ranch Co.	24,213	426
	HCI Group Inc.	9,953	425
	West Bancorporation Inc.	20,495	424
	Cambridge Bancorp	5,114	424
	Exantas Capital Corp.	39,487	420
	Business First Bancshares Inc.	16,863	414
	Bluerock Residential Growth REIT Inc. Class A	37,632	406
	PCSB Financial Corp.	20,540	402
	Citizens & Northern Corp.	15,926	399
	RBB Bancorp	21,166	398
	National Bankshares Inc.	9,254	397
	Summit Financial Group Inc.	14,949	396

	Sierra Bancorp	15,939	387
^	Arlington Asset Investment Corp. Class A	48,657	387
*	On Deck Capital Inc.	71,186	386
	Spirit MTA REIT	59,226	384
	MidWestOne Financial Group Inc.	14,041	383
	Farmers & Merchants Bancorp Inc.	12,503	376
	Westwood Holdings Group Inc.	10,657	376
	Southern National Bancorp of Virginia Inc.	25,560	374
	Civista Bancshares Inc.	17,153	374
	Cedar Realty Trust Inc.	109,181	371
*	BSB Bancorp Inc.	11,261	370
	Ladenburg Thalmann Financial Services Inc.	129,636	367
	EMC Insurance Group Inc.	11,490	366
*,^	Citizens Inc. Class A	54,796	365
^	Goosehead Insurance Inc. Class A	12,942	361
	First Bancorp Inc.	14,202	354
	Global Indemnity Ltd.	11,637	354
	Peoples Financial Services Corp.	7,752	351
*	Republic First Bancorp Inc.	66,787	351
	Western New England Bancorp Inc.	37,428	345
	Northrim BanCorp Inc.	9,849	339
*	Spirit of Texas Bancshares Inc.	15,904	337
	ACNB Corp.	9,069	336
	Macatawa Bank Corp.	33,734	335
	Cherry Hill Mortgage Investment Corp.	19,460	335
*	Bridgewater Bancshares Inc.	32,257	333
	American National Bankshares Inc.	9,481	331
	Safehold Inc.	15,047	328
^	CBL & Associates Properties Inc.	211,272	327
	Oppenheimer Holdings Inc. Class A	12,518	326
*	HarborOne Bancorp Inc.	18,900	325
	Home Bancorp Inc.	9,723	323
	Central Valley Community Bancorp	16,485	322
*	Safeguard Scientifics Inc.	29,463	320
	Clipper Realty Inc.	23,428	314
*	Baycom Corp.	13,851	314
	Guaranty Bancshares Inc.	10,729	314
	Southern Missouri Bancorp Inc.	9,950	306
*	Howard Bancorp Inc.	20,657	306
	BankFinancial Corp.	20,115	299
	MutualFirst Financial Inc.	9,944	298
	Enterprise Bancorp Inc.	10,169	292
*	Southern First Bancshares Inc.	8,618	292
*	International Money Express Inc.	24,968	291
*	SmartFinancial Inc.	15,354	290
	Hingham Institution for Savings	1,669	287
	Bank of Princeton	8,990	285
	Century Bancorp Inc. Class A	3,846	281
	Investar Holding Corp.	12,212	277
	First Bank	23,584	272
	Bankwell Financial Group Inc.	9,187	268
	Territorial Bancorp Inc.	9,930	267
	Great Ajax Corp.	19,408	267
	Investors Title Co.	1,688	267
	Reliant Bancorp Inc.	11,915	266
	Donegal Group Inc. Class A	19,688	265
	Consolidated-Tomoka Land Co.	4,473	264

^	First Choice Bancorp	12,189	262
*,^	eXp World Holdings Inc.	24,068	262
*	Ocwen Financial Corp.	143,480	261
*	Victory Capital Holdings Inc. Class A	17,285	260
	Bank of Commerce Holdings	24,532	259
*	Regional Management Corp.	10,499	256
	Tiptree Inc.	40,303	255
	First Internet Bancorp	13,037	252
	Capstar Financial Holdings Inc.	17,329	250
*	Forestar Group Inc.	14,401	249
*	PICO Holdings Inc.	25,025	248
	Capital City Bank Group Inc.	11,361	247
	Marlin Business Services Corp.	11,397	245
	Timberland Bancorp Inc.	8,660	242
	FedNat Holding Co.	15,015	241
	MidSouth Bancorp Inc.	20,913	239
	Union Bankshares Inc.	5,216	236
	Codorus Valley Bancorp Inc.	11,009	235
	Penns Woods Bancorp Inc.	5,707	235
	Sterling Bancorp Inc.	23,031	234
	Mackinac Financial Corp.	14,717	232
	MBT Financial Corp.	22,920	230
*	Pacific Mercantile Bancorp	29,796	227
	Farmland Partners Inc.	35,339	226
*,^	Altisource Portfolio Solutions SA	9,550	226
	First Business Financial Services Inc.	11,287	226
	Riverview Bancorp Inc.	30,689	224
	Protective Insurance Corp. Class B	12,100	224
*	Metropolitan Bank Holding Corp.	6,211	216
*	Stratus Properties Inc.	8,112	214
	Community Bankers Trust Corp.	29,007	212
	FS Bancorp Inc.	4,195	212
	Independence Holding Co.	5,995	211
	SI Financial Group Inc.	16,329	211
	Pzena Investment Management Inc. Class A	25,932	210
	Gladstone Land Corp.	16,534	209
	Northeast Bancorp	10,039	208
	United Security Bancshares	19,433	206
*	Entegra Financial Corp.	9,167	206
*	Select Bancorp Inc.	17,984	204
	ESSA Bancorp Inc.	13,228	204
	First Northwest Bancorp	12,915	201
	Sotherly Hotels Inc.	29,506	201
	Orrstown Financial Services Inc.	10,756	200
	Chemung Financial Corp.	4,251	200
	GAIN Capital Holdings Inc.	31,697	199
	LCNB Corp.	11,554	198
	Shore Bancshares Inc.	13,220	197
	Unity Bancorp Inc.	10,304	195
	First Financial Northwest Inc.	12,350	195
	Hawthorn Bancshares Inc.	8,369	194
	Evans Bancorp Inc.	5,452	194
	BCB Bancorp Inc.	14,412	193
*	Curo Group Holdings Corp.	19,130	192
	Ellington Residential Mortgage REIT	16,103	192
	Premier Financial Bancorp Inc.	11,994	188
	FNCB Bancorp Inc.	24,435	188

*	NI Holdings Inc.	11,621	186
*,^	Avalon GloboCare Corp.	34,250	185
	First Community Corp.	9,697	185
	Standard AVB Financial Corp.	6,852	185
	Parke Bancorp Inc.	8,720	182
*	Rafael Holdings Inc. Class B	14,091	178
	1st Constitution Bancorp	9,995	178
	Community Financial Corp.	6,231	177
^	Fidelity D&D Bancorp Inc.	2,962	175
	OP Bancorp	19,919	174
	Level One Bancorp Inc.	7,454	173
	SB One Bancorp	7,973	173
	Kingstone Cos. Inc.	11,704	173
*	FVCBankcorp Inc.	10,048	170
	Norwood Financial Corp.	5,461	168
	MVB Financial Corp.	11,017	168
	CB Financial Services Inc.	7,022	167
	BRT Apartments Corp.	11,841	164
	C&F Financial Corp.	3,136	159
	First United Corp.	9,052	156
*	Hallmark Financial Services Inc.	14,938	155
	Provident Financial Holdings Inc.	7,627	152
*	Esquire Financial Holdings Inc.	6,673	152
	Middlefield Banc Corp.	3,561	147
	Ohio Valley Banc Corp.	4,058	147
	Peoples Bancorp of North Carolina Inc.	5,410	144
	Pacific City Financial Corp.	8,241	144
	DNB Financial Corp.	3,790	143
	Plumas Bancorp	6,211	142
*	Coastal Financial Corp.	8,299	141
*	Elevate Credit Inc.	32,060	139
	GAMCO Investors Inc. Class A	6,729	138
	Luther Burbank Corp.	13,340	135
	Plymouth Industrial REIT Inc.	7,962	134
	SB Financial Group Inc.	7,370	133
*	Malvern Bancorp Inc.	6,563	132
	Prudential Bancorp Inc.	7,563	131
	Hunt Cos. Finance Trust Inc.	37,285	130
*	PDL Community Bancorp	9,281	129
*	Carolina Trust Bancshares Inc.	15,695	129
*	Maui Land & Pineapple Co. Inc.	10,762	123
*	MoneyGram International Inc.	54,834	112
	Two River Bancorp	6,991	111
	First Guaranty Bancshares Inc.	5,309	109
	Greene County Bancorp Inc.	3,503	106
	IF Bancorp Inc.	5,295	106
	Old Point Financial Corp.	4,966	105
	County Bancorp Inc.	5,834	103
	Associated Capital Group Inc. Class A	2,549	101
*	Ashford Inc.	1,753	97
	Griffin Industrial Realty Inc.	2,712	95
	Silvercrest Asset Management Group Inc. Class A	6,601	94
*	Consumer Portfolio Services Inc.	26,534	93
	American River Bankshares	6,997	91
*	MMA Capital Holdings Inc.	2,984	90
*	Provident Bancorp Inc.	3,776	86
	AmeriServ Financial Inc.	20,965	84

	Auburn National Bancorporation Inc.	2,130	84
*	Security National Financial Corp. Class A	17,593	83
	Bank of the James Financial Group Inc.	5,830	80
*	Randolph Bancorp Inc.	5,260	79
*,^	Siebert Financial Corp.	6,369	75
*	Performant Financial Corp.	35,904	74
	HopFed Bancorp Inc.	3,591	71
	Blue Capital Reinsurance Holdings Ltd.	10,455	70
	Severn Bancorp Inc.	7,433	70
	First Savings Financial Group Inc.	1,265	68
	Condor Hospitality Trust Inc.	7,582	68
	Maiden Holdings Ltd.	91,792	68
	PB Bancorp Inc.	6,135	68
*	Aspen Group Inc.	12,543	67
	Oak Valley Bancorp	3,751	66
*	Bank7 Corp.	3,800	66
*,^	Riot Blockchain Inc.	18,898	62
§	Winthrop Realty Trust	55,387	60
	Manhattan Bridge Capital Inc.	9,392	60
*	Impac Mortgage Holdings Inc.	14,353	56
*	Transcontinental Realty Investors Inc.	1,621	51
*	Rhinebeck Bancorp Inc.	3,974	48
	Manning & Napier Inc.	22,543	47
	Global Self Storage Inc.	11,862	46
	Sound Financial Bancorp Inc.	1,292	44
*	Jason Industries Inc.	30,066	42
	Hennessy Advisors Inc.	4,513	42
*	Altisource Asset Management Corp.	1,269	40
	Pathfinder Bancorp Inc.	3,032	40
	Sachem Capital Corp.	8,669	39
*	First Western Financial Inc.	2,792	37
	GWG Holdings Inc.	2,930	35
*	Meridian Corp.	1,909	34
*	Nicholas Financial Inc.	3,692	33
	US Global Investors Inc. Class A	27,714	30
*	Atlas Financial Holdings Inc.	11,548	28
	MSB Financial Corp.	1,471	26
*	Limestone Bancorp Inc.	1,525	23
	Central Federal Corp.	1,716	22
*	Conifer Holdings Inc.	4,822	22
*	Community First Bancshares Inc.	2,024	21
*,^	Wheeler REIT Inc.	13,699	20
	Bank of South Carolina Corp.	829	15
*	HMN Financial Inc.	623	13
*	Asta Funding Inc.	2,806	13
*	Capital Bancorp Inc.	1,124	13
	Ottawa Bancorp Inc.	873	12
	WVS Financial Corp.	623	11
	Medley Management Inc. Class A	2,078	7
	Tremont Mortgage Trust	593	5
*	Village Bank and Trust Financial Corp.	100	3
	Southwest Georgia Financial Corp.	153	3
	Elmira Savings Bank	100	2
*	National Holdings Corp.	454	1
*	CBM Bancorp Inc.	100	1
*	Novume Solutions Inc.	1,400	1
*	FlexShopper Inc.	250	—

* Ditech Holding Corp. Warrants 01/31/2028	4,209	—
* Ditech Holding Corp Series B Warrants Exp. 01/31/2028	3,340	—
		7,221,772
Health Care (13.1%)
Johnson & Johnson	3,562,727	498,034
Pfizer Inc.	7,735,981	328,547
UnitedHealth Group Inc.	1,283,277	317,303
Merck & Co. Inc.	3,478,727	289,326
Abbott Laboratories	2,349,412	187,812
Medtronic plc	1,792,144	163,228
AbbVie Inc.	2,013,176	162,242
Amgen Inc.	832,974	158,248
Eli Lilly & Co.	1,169,114	151,704
Thermo Fisher Scientific Inc.	538,050	147,275
Gilead Sciences Inc.	1,716,718	111,604
Bristol-Myers Squibb Co.	2,185,926	104,291
Anthem Inc.	343,684	98,630
Becton Dickinson and Co.	359,864	89,869
* Celgene Corp.	937,516	88,445
* Intuitive Surgical Inc.	153,320	87,481
Cigna Corp.	509,591	81,952
Stryker Corp.	398,752	78,762
* Boston Scientific Corp.	1,854,246	71,166
Allergan plc	445,497	65,225
Zoetis Inc.	640,174	64,446
* Vertex Pharmaceuticals Inc.	341,415	62,803
* Biogen Inc.	263,416	62,266
* Illumina Inc.	196,829	61,153
Baxter International Inc.	676,387	54,997
* Edwards Lifesciences Corp.	277,818	53,155
Humana Inc.	181,167	48,190
HCA Healthcare Inc.	366,146	47,738
* Regeneron Pharmaceuticals Inc.	107,544	44,160
* Alexion Pharmaceuticals Inc.	285,236	38,558
Zimmer Biomet Holdings Inc.	273,088	34,873
* IQVIA Holdings Inc.	224,654	32,316
* Align Technology Inc.	101,948	28,987
* Centene Corp.	525,824	27,921
* IDEXX Laboratories Inc.	115,415	25,807
* BioMarin Pharmaceutical Inc.	237,797	21,124
* Incyte Corp.	243,336	20,929
* Laboratory Corp. of America Holdings	135,094	20,667
ResMed Inc.	192,631	20,028
Cooper Cos. Inc.	66,176	19,599
* Mylan NV	689,513	19,541
Cardinal Health Inc.	400,234	19,271
* Hologic Inc.	389,437	18,849
Teleflex Inc.	61,753	18,659
* WellCare Health Plans Inc.	66,614	17,969
* Varian Medical Systems Inc.	121,894	17,275
* ABIOMED Inc.	57,290	16,361
Quest Diagnostics Inc.	179,687	16,157
Universal Health Services Inc. Class B	114,184	15,274
Dentsply Sirona Inc.	296,867	14,722
* Exact Sciences Corp.	168,033	14,555
STERIS plc	112,882	14,452
* DexCom Inc.	119,037	14,177

* Ionis Pharmaceuticals Inc.	165,402	13,426
* Alnylam Pharmaceuticals Inc.	127,916	11,954
* Bluebird Bio Inc.	73,410	11,550
* Molina Healthcare Inc.	78,968	11,210
* Jazz Pharmaceuticals plc	76,902	10,993
West Pharmaceutical Services Inc.	99,508	10,966
* Sarepta Therapeutics Inc.	90,388	10,773
* Sage Therapeutics Inc.	67,343	10,711
* Neurocrine Biosciences Inc.	121,558	10,709
* Seattle Genetics Inc.	140,190	10,268
Bio-Techne Corp.	50,527	10,032
* Exelixis Inc.	398,559	9,486
Hill-Rom Holdings Inc.	88,811	9,402
* Charles River Laboratories International Inc.	64,438	9,360
* DaVita Inc.	168,239	9,134
* Masimo Corp.	63,691	8,807
* PRA Health Sciences Inc.	78,014	8,604
* Bio-Rad Laboratories Inc. Class A	28,102	8,590
Perrigo Co. plc	165,965	7,993
* Catalent Inc.	196,322	7,969
* Nektar Therapeutics Class A	230,481	7,744
* Alkermes plc	209,640	7,650
* Insulet Corp.	80,066	7,613
Encompass Health Corp.	124,931	7,296
* Array BioPharma Inc.	292,698	7,136
Chemed Corp.	21,383	6,844
* United Therapeutics Corp.	55,172	6,476
* Horizon Pharma plc	241,787	6,390
* ICU Medical Inc.	26,325	6,300
* Penumbra Inc.	41,945	6,166
* Haemonetics Corp.	68,731	6,013
* HealthEquity Inc.	79,513	5,882
* Syneos Health Inc.	111,292	5,760
* FibroGen Inc.	102,851	5,590
* Wright Medical Group NV	167,992	5,283
* Amedisys Inc.	42,841	5,281
Bruker Corp.	135,241	5,199
* Integra LifeSciences Holdings Corp.	91,642	5,106
* Teladoc Health Inc.	89,613	4,983
* Globus Medical Inc.	100,678	4,975
* Ultragenyx Pharmaceutical Inc.	71,477	4,958
* Blueprint Medicines Corp.	61,188	4,898
* Spark Therapeutics Inc.	42,443	4,833
* Novocure Ltd.	98,708	4,755
* Agios Pharmaceuticals Inc.	66,164	4,462
* Tandem Diabetes Care Inc.	69,666	4,424
* LHC Group Inc.	39,751	4,407
* Merit Medical Systems Inc.	70,176	4,339
* Immunomedics Inc.	217,686	4,182
* Omnicell Inc.	49,728	4,020
* Amicus Therapeutics Inc.	294,080	4,000
* Tenet Healthcare Corp.	137,880	3,976
* NuVasive Inc.	69,202	3,930
* Neogen Corp.	66,963	3,843
* Global Blood Therapeutics Inc.	70,998	3,758
* ACADIA Pharmaceuticals Inc.	135,408	3,636
* Glaukos Corp.	45,980	3,603

*	Acadia Healthcare Co. Inc.	117,141	3,433
*	Ligand Pharmaceuticals Inc.	27,282	3,430
	Ensign Group Inc.	66,000	3,379
*	Intercept Pharmaceuticals Inc.	30,106	3,368
*	HMS Holdings Corp.	110,582	3,274
^	Healthcare Services Group Inc.	98,997	3,266
*	Repligen Corp.	53,323	3,150
	Cantel Medical Corp.	47,093	3,150
*	Myriad Genetics Inc.	93,959	3,119
*	MEDNAX Inc.	113,141	3,074
	CONMED Corp.	36,636	3,047
*	Insmed Inc.	104,503	3,038
*	Mirati Therapeutics Inc.	40,545	2,972
*	Quidel Corp.	45,363	2,970
*	Zogenix Inc.	53,980	2,969
*	Arena Pharmaceuticals Inc.	65,240	2,925
*	Emergent BioSolutions Inc.	57,698	2,915
*	Portola Pharmaceuticals Inc.	83,537	2,899
*	Halozyme Therapeutics Inc.	178,720	2,877
*	Aerie Pharmaceuticals Inc.	60,225	2,861
*	Acceleron Pharma Inc.	58,760	2,736
*	PTC Therapeutics Inc.	72,694	2,736
*	Avanos Medical Inc.	63,344	2,704
*	Ironwood Pharmaceuticals Inc. Class A	198,808	2,690
*	MyoKardia Inc.	51,438	2,674
*	BioTelemetry Inc.	42,433	2,657
*	Invitae Corp.	108,446	2,540
*	REGENXBIO Inc.	43,864	2,514
*	NeoGenomics Inc.	121,777	2,492
*	Medicines Co.	88,077	2,462
*	Mallinckrodt plc	110,397	2,400
	Patterson Cos. Inc.	109,331	2,389
*	Inogen Inc.	24,697	2,355
*	Nevro Corp.	37,310	2,332
*	Supernus Pharmaceuticals Inc.	66,369	2,326
*	Heron Therapeutics Inc.	92,460	2,260
*	Enanta Pharmaceuticals Inc.	23,473	2,242
*	iRhythm Technologies Inc.	29,662	2,223
*	Endo International plc	274,894	2,207
*	Genomic Health Inc.	31,456	2,204
*	Magellan Health Inc.	32,667	2,153
*	Atara Biotherapeutics Inc.	53,407	2,123
*,^	Arrowhead Pharmaceuticals Inc.	113,708	2,087
*	Reata Pharmaceuticals Inc. Class A	24,123	2,062
*	WageWorks Inc.	54,247	2,048
*	Select Medical Holdings Corp.	145,278	2,047
*	Medpace Holdings Inc.	34,689	2,046
*	Amneal Pharmaceuticals Inc.	144,353	2,046
*	STAAR Surgical Co.	59,733	2,042
*	Audentes Therapeutics Inc.	51,999	2,029
*	Pacira Pharmaceuticals Inc.	53,064	2,020
*	Prestige Consumer Healthcare Inc.	67,515	2,019
*	Xencor Inc.	64,264	1,996
*	AnaptysBio Inc.	27,205	1,987
*	Momenta Pharmaceuticals Inc.	133,188	1,935
*,^	Denali Therapeutics Inc.	80,919	1,879
	US Physical Therapy Inc.	17,444	1,832

*	Cambrex Corp.	45,806	1,780
*	Cardiovascular Systems Inc.	44,660	1,727
*	Puma Biotechnology Inc.	44,288	1,718
*	Varex Imaging Corp.	50,474	1,710
	Atrion Corp.	1,914	1,682
*	Clovis Oncology Inc.	66,283	1,645
*	Corcept Therapeutics Inc.	139,456	1,637
*	Brookdale Senior Living Inc.	244,944	1,612
*	Orthofix Medical Inc.	25,300	1,427
*	CryoLife Inc.	48,026	1,401
*	Natera Inc.	67,079	1,383
*	Editas Medicine Inc.	56,479	1,381
*	Iovance Biotherapeutics Inc.	145,135	1,380
*,^	Madrigal Pharmaceuticals Inc.	11,002	1,378
*,^	Guardant Health Inc.	17,810	1,366
*	Pacific Biosciences of California Inc.	186,740	1,350
*	Sangamo Therapeutics Inc.	140,405	1,339
*	CareDx Inc.	42,483	1,339
*	Spectrum Pharmaceuticals Inc.	125,140	1,338
	Luminex Corp.	57,382	1,320
*,^	TherapeuticsMD Inc.	261,661	1,274
*	AtriCure Inc.	47,373	1,269
*	Vanda Pharmaceuticals Inc.	68,405	1,259
*	Alder Biopharmaceuticals Inc.	92,169	1,258
*,^	Esperion Therapeutics Inc.	31,205	1,253
*	Akebia Therapeutics Inc.	152,684	1,250
*	Retrophin Inc.	55,225	1,250
*	Intersect ENT Inc.	38,629	1,242
*	Innoviva Inc.	88,468	1,241
*	Theravance Biopharma Inc.	54,511	1,236
*	Radius Health Inc.	60,495	1,206
*	Cymabay Therapeutics Inc.	89,724	1,192
*	Aimmune Therapeutics Inc.	52,802	1,180
*	BioCryst Pharmaceuticals Inc.	144,685	1,178
*	Epizyme Inc.	94,873	1,175
*	Tactile Systems Technology Inc.	22,293	1,175
*	Veracyte Inc.	46,342	1,159
*,^	Allakos Inc.	28,601	1,158
*	Fate Therapeutics Inc.	65,671	1,154
*	Lantheus Holdings Inc.	46,900	1,148
*	AngioDynamics Inc.	50,171	1,147
*	R1 RCM Inc.	118,183	1,143
*	OPKO Health Inc.	434,747	1,135
*	Inspire Medical Systems Inc.	19,436	1,104
*	Cerus Corp.	175,224	1,092
*	Natus Medical Inc.	42,559	1,080
*	Tivity Health Inc.	60,667	1,065
*	MacroGenics Inc.	58,478	1,051
*	Vericel Corp.	59,754	1,046
*,^	Omeros Corp.	60,160	1,045
	National HealthCare Corp.	13,600	1,032
*	Coherus Biosciences Inc.	75,299	1,027
*	NanoString Technologies Inc.	42,600	1,019
*	Apellis Pharmaceuticals Inc.	51,965	1,013
*,^	Allogene Therapeutics Inc.	33,219	960
*	Amphastar Pharmaceuticals Inc.	46,374	947
*	Revance Therapeutics Inc.	60,041	946

	Meridian Bioscience Inc.	53,716	946
*	HealthStream Inc.	33,424	938
*	OraSure Technologies Inc.	82,973	925
*	Tricida Inc.	23,662	914
*	Addus HomeCare Corp.	14,131	899
*	Axogen Inc.	42,079	886
*	Rubius Therapeutics Inc.	48,904	885
*,^	Cara Therapeutics Inc.	42,964	843
*	Dicerna Pharmaceuticals Inc.	57,487	842
*	Rhythm Pharmaceuticals Inc.	30,716	842
*	Hanger Inc.	43,507	829
*	Acorda Therapeutics Inc.	61,195	813
*,^	ZIOPHARM Oncology Inc.	210,709	811
*	Ra Pharmaceuticals Inc.	35,828	803
*	ANI Pharmaceuticals Inc.	11,297	797
*	Eagle Pharmaceuticals Inc.	15,723	794
*	PetIQ Inc. Class A	24,935	783
*	ViewRay Inc.	105,438	779
*	CorVel Corp.	11,897	776
*	PDL BioPharma Inc.	204,586	761
*,^	Accelerate Diagnostics Inc.	35,968	756
*	Dermira Inc.	55,641	754
*,^	Viking Therapeutics Inc.	75,523	751
*,^	Catalyst Pharmaceuticals Inc.	145,151	740
*	Intellia Therapeutics Inc.	43,308	740
*	Heska Corp.	8,545	727
*	Kura Oncology Inc.	43,111	715
*	Surmodics Inc.	16,446	715
*,^	TG Therapeutics Inc.	88,673	713
*	Intra-Cellular Therapies Inc.	58,139	708
*	Triple-S Management Corp. Class B	29,463	672
	LeMaitre Vascular Inc.	21,154	656
*	Athenex Inc.	53,391	654
*	RadNet Inc.	51,984	644
*	ArQule Inc.	133,861	641
*	AMAG Pharmaceuticals Inc.	49,608	639
*	Fluidigm Corp.	47,869	636
*	CytomX Therapeutics Inc.	59,058	635
*	G1 Therapeutics Inc.	36,616	608
*	ChemoCentryx Inc.	43,286	601
*,^	Corbus Pharmaceuticals Holdings Inc.	86,135	599
*	Dynavax Technologies Corp.	80,479	588
*	Five Prime Therapeutics Inc.	43,499	583
*	Assembly Biosciences Inc.	29,203	575
*	Stemline Therapeutics Inc.	44,720	575
*	Voyager Therapeutics Inc.	29,926	573
*	Collegium Pharmaceutical Inc.	37,664	570
*	Community Health Systems Inc.	148,896	555
*,^	Sorrento Therapeutics Inc.	116,393	553
*	Rigel Pharmaceuticals Inc.	214,440	551
*	Apollo Medical Holdings Inc.	30,006	550
*	Accuray Inc.	113,995	544
*	GlycoMimetics Inc.	43,246	539
*	Anika Therapeutics Inc.	17,743	537
*	OrthoPediatrics Corp.	12,074	534
*	Antares Pharma Inc.	175,905	533
*	Flexion Therapeutics Inc.	42,414	529

*	ImmunoGen Inc.	193,472	524
*	Rocket Pharmaceuticals Inc.	29,746	522
*	Progenics Pharmaceuticals Inc.	110,914	515
*	Cytokinetics Inc.	63,378	513
*	Arcus Biosciences Inc.	39,715	496
*	Achillion Pharmaceuticals Inc.	166,715	493
*	Osiris Therapeutics Inc.	25,629	487
*	Inovio Pharmaceuticals Inc.	129,455	483
*	GenMark Diagnostics Inc.	67,437	478
*	Akcea Therapeutics Inc.	16,874	478
*	Gossamer Bio Inc.	21,822	473
*	Homology Medicines Inc.	16,746	464
*	RTI Surgical Holdings Inc.	76,404	459
*,^	MannKind Corp.	232,977	459
*	BioSpecifics Technologies Corp.	7,254	452
*	Deciphera Pharmaceuticals Inc.	19,378	450
*	BioDelivery Sciences International Inc.	83,662	443
*,^	Axsome Therapeutics Inc.	30,437	433
*	Akorn Inc.	120,751	425
*	SIGA Technologies Inc.	68,843	414
*	Assertio Therapeutics Inc.	81,064	411
*	Avrobio Inc.	18,496	408
	Utah Medical Products Inc.	4,603	406
*	Kindred Biosciences Inc.	44,140	405
*	Karyopharm Therapeutics Inc.	67,908	397
*	Kadmon Holdings Inc.	149,169	394
*,^	Geron Corp.	231,255	384
*	Agenus Inc.	125,251	372
*	Eiger BioPharmaceuticals Inc.	26,350	368
*,^	Intrexon Corp.	69,240	364
	Invacare Corp.	43,119	361
*,^	Evolus Inc.	15,937	360
*	Scholar Rock Holding Corp.	19,107	359
*,^	MediciNova Inc.	43,226	358
*,^	Senseonics Holdings Inc.	145,739	357
*,^	Rockwell Medical Inc.	62,224	354
*,^	Crinetics Pharmaceuticals Inc.	15,325	349
*,^	AcelRx Pharmaceuticals Inc.	100,131	348
*	BioScrip Inc.	173,477	347
*,^	Lannett Co. Inc.	44,029	347
*	Calithera Biosciences Inc.	50,818	343
*	Xeris Pharmaceuticals Inc.	34,024	342
*	Kiniksa Pharmaceuticals Ltd. Class A	18,544	335
*	Concert Pharmaceuticals Inc.	27,718	335
*,^	Translate Bio Inc.	32,687	333
*	Adverum Biotechnologies Inc.	62,204	326
*	Quanterix Corp.	12,580	325
	Owens & Minor Inc.	78,683	323
*	Minerva Neurosciences Inc.	40,597	319
*	Protagonist Therapeutics Inc.	25,294	318
*	Cutera Inc.	17,195	304
*	Lexicon Pharmaceuticals Inc.	54,388	302
*	BioLife Solutions Inc.	16,864	302
*	Abeona Therapeutics Inc.	40,153	296
*	Marinus Pharmaceuticals Inc.	70,667	295
*	MEI Pharma Inc.	95,949	295
*,^	Magenta Therapeutics Inc.	17,764	293

*	Alector Inc.	15,524	291
*	XBiotech Inc.	26,349	290
*	Eloxx Pharmaceuticals Inc.	24,672	288
*	Avid Bioservices Inc.	66,519	283
*	Aclaris Therapeutics Inc.	46,289	277
*	Krystal Biotech Inc.	8,398	276
*,^	Surgery Partners Inc.	24,411	275
*,^	Verastem Inc.	92,316	273
*,^	Novavax Inc.	493,476	272
*	Replimune Group Inc.	17,809	271
*	Immune Design Corp.	45,969	269
*	SeaSpine Holdings Corp.	17,478	264
*,^	Galectin Therapeutics Inc.	51,315	262
*	Aldeyra Therapeutics Inc.	28,973	262
*	KalVista Pharmaceuticals Inc.	9,120	261
*	Forty Seven Inc.	16,000	259
*,^	Eidos Therapeutics Inc.	11,026	259
*	Palatin Technologies Inc.	263,109	258
*,^	Marker Therapeutics Inc.	38,627	255
*	Tocagen Inc.	23,322	254
*	CytoSorbents Corp.	33,400	253
*	Syros Pharmaceuticals Inc.	27,620	252
*	Athersys Inc.	166,066	249
*	Savara Inc.	33,526	247
*,^	Optinose Inc.	23,893	246
*	Sientra Inc.	28,455	244
*	Apyx Medical Corp.	38,544	243
*,^	CorMedix Inc.	25,705	243
*	Aratana Therapeutics Inc.	67,232	242
*,^	Corindus Vascular Robotics Inc.	137,640	240
*	Mersana Therapeutics Inc.	44,676	235
*,^	Pulse Biosciences Inc.	13,315	234
*	Odonate Therapeutics Inc.	10,496	232
*	Aduro Biotech Inc.	57,135	227
*	Pfenex Inc.	36,618	226
*	Kala Pharmaceuticals Inc.	27,064	224
*	Constellation Pharmaceuticals Inc.	16,302	221
*	iRadimed Corp.	7,848	220
*	Neuronetics Inc.	14,267	218
*	Acer Therapeutics Inc.	8,874	216
*	BioTime Inc.	162,844	213
*,^	UNITY Biotechnology Inc.	25,909	210
*	Axonics Modulation Technologies Inc.	8,747	210
*,^	Adamas Pharmaceuticals Inc.	28,838	205
*,^	Insys Therapeutics Inc.	42,720	197
*	Celcuity Inc.	8,854	194
*	Aeglea BioTherapeutics Inc.	23,954	193
*	Calyxt Inc.	10,962	193
*	Kezar Life Sciences Inc.	10,856	193
*	Solid Biosciences Inc.	20,868	192
*,^	Paratek Pharmaceuticals Inc.	35,594	191
*	Joint Corp.	12,036	190
*	SI-BONE Inc.	9,988	188
*,^	Trevena Inc.	118,210	184
*	Oncocyte Corp.	46,583	184
*	Principia Biopharma Inc.	5,317	181
*	Seres Therapeutics Inc.	26,265	180

*,^	ElectroCore Inc.	25,302	177
*,^	La Jolla Pharmaceutical Co.	26,673	172
*	Harrow Health Inc.	34,054	170
*	Bellicum Pharmaceuticals Inc.	49,920	168
*	Harvard Bioscience Inc.	38,763	167
*,^	ADMA Biologics Inc.	43,548	165
*	Misonix Inc.	8,477	163
*,^	Helius Medical Technologies Inc. Class A	24,335	162
*	Ocular Therapeutix Inc.	40,756	162
*	Matinas BioPharma Holdings Inc.	147,324	161
*,^	Anavex Life Sciences Corp.	51,514	157
*	Twist Bioscience Corp.	6,714	156
*	Evelo Biosciences Inc.	19,293	154
*	Synlogic Inc.	20,244	154
*	Enzo Biochem Inc.	56,162	153
*,^	Moderna Inc.	7,512	153
*	Neon Therapeutics Inc.	23,316	151
*	Catabasis Pharmaceuticals Inc.	18,921	150
*,^	Dova Pharmaceuticals Inc.	16,682	148
*	Verrica Pharmaceuticals Inc.	13,707	148
*,^	Catasys Inc.	12,090	148
*	Enochian Biosciences Inc.	21,251	147
*	Spring Bank Pharmaceuticals Inc.	13,831	145
*	Vapotherm Inc.	7,255	143
*,^	Organovo Holdings Inc.	143,484	142
*	InfuSystem Holdings Inc.	28,406	142
*	Ardelyx Inc.	49,916	140
*	Conformis Inc.	48,468	140
*	Menlo Therapeutics Inc.	17,712	139
*	Selecta Biosciences Inc.	58,357	138
*,^	CASI Pharmaceuticals Inc.	47,384	136
*	Arvinas Inc.	9,095	134
*	FONAR Corp.	6,520	133
*	Cue Biopharma Inc.	17,237	133
*	Y-mAbs Therapeutics Inc.	5,051	132
*,^	PolarityTE Inc.	12,318	132
*	Infinity Pharmaceuticals Inc.	69,800	131
*	Spero Therapeutics Inc.	10,194	131
*	Jounce Therapeutics Inc.	21,042	130
*	Durect Corp.	207,542	130
*,^	AVEO Pharmaceuticals Inc.	156,396	128
*,^	EyePoint Pharmaceuticals Inc.	69,888	125
*	Catalyst Biosciences Inc.	15,278	124
*	Chimerix Inc.	58,216	122
*	Alimera Sciences Inc.	114,589	121
*	Cohbar Inc.	37,148	121
*	Millendo Therapeutics Inc.	8,069	121
*	Capital Senior Living Corp.	30,266	121
*	Bioxcel Therapeutics Inc.	11,927	118
*	Merrimack Pharmaceuticals Inc.	16,693	116
*	Recro Pharma Inc.	19,518	114
*,^	CEL-SCI Corp.	32,286	114
*,^	XOMA Corp.	9,161	113
*	Orgenesis Inc.	21,184	113
*	Cumberland Pharmaceuticals Inc.	19,021	111
*	Neos Therapeutics Inc.	42,186	110
*	Zafgen Inc.	39,903	109

*	Otonomy Inc.	41,566	109
*	Aquestive Therapeutics Inc.	15,170	105
*	American Renal Associates Holdings Inc.	17,057	105
*	Heat Biologics Inc.	81,967	104
*	T2 Biosystems Inc.	39,297	103
*	Syndax Pharmaceuticals Inc.	19,665	103
*	LogicBio Therapeutics Inc.	10,447	103
*,^	Amyris Inc.	49,320	103
*	Molecular Templates Inc.	17,314	101
*	Fulgent Genetics Inc.	16,903	101
*	CAS Medical Systems Inc.	41,322	100
*	Genesis Healthcare Inc.	69,665	100
*	Cerecor Inc.	17,042	100
*	Unum Therapeutics Inc.	22,412	98
*	Chembio Diagnostics Inc.	17,597	98
*	Applied Genetic Technologies Corp.	23,007	96
*	Alpine Immune Sciences Inc.	13,861	95
*	Gritstone Oncology Inc.	7,080	94
*	Checkpoint Therapeutics Inc.	32,676	93
*	Synthorx Inc.	4,486	91
*,^	Adamis Pharmaceuticals Corp.	42,857	90
*	Ekso Bionics Holdings Inc.	34,612	87
*	Provention Bio Inc.	37,754	87
*	Tetraphase Pharmaceuticals Inc.	64,327	86
*	Champions Oncology Inc.	8,643	85
*	Chiasma Inc.	16,022	83
*	Miragen Therapeutics Inc.	29,825	83
*	Strata Skin Sciences Inc.	29,110	83
*	Corvus Pharmaceuticals Inc.	20,608	83
*,^	Tyme Technologies Inc.	46,994	83
*	Allena Pharmaceuticals Inc.	11,736	82
*	BrainStorm Cell Therapeutics Inc.	18,530	80
*,^	Zosano Pharma Corp.	16,791	80
*	Sensus Healthcare Inc.	11,106	78
*	Mustang Bio Inc.	22,844	78
*	HTG Molecular Diagnostics Inc.	30,070	75
*	Curis Inc.	37,775	75
*	Anixa Biosciences Inc.	16,448	74
*,^	Teligent Inc.	63,171	73
*,^	Zynerba Pharmaceuticals Inc.	13,257	72
*	Apollo Endosurgery Inc.	18,818	70
*,^	Sesen Bio Inc.	67,161	69
*	Endologix Inc.	10,333	68
*	Cocrystal Pharma Inc.	25,000	68
*	CTI BioPharma Corp.	70,123	68
*	NewLink Genetics Corp.	35,215	68
	Psychemedics Corp.	4,821	68
*,^	Ampio Pharmaceuticals Inc.	119,353	67
*	Celsion Corp.	33,970	67
*	Fortress Biotech Inc.	35,728	64
*	Idera Pharmaceuticals Inc.	24,800	63
*	Genocea Biosciences Inc.	104,327	62
*	Electromed Inc.	11,845	61
*	Ophthotech Corp.	42,540	60
*	Proteostasis Therapeutics Inc.	46,442	59
*	Quorum Health Corp.	39,069	55
*	Celldex Therapeutics Inc.	10,913	54

*	AzurRx BioPharma Inc.	21,962	53
*	AgeX Therapeutics Inc.	12,811	52
*	Surface Oncology Inc.	10,827	52
*	Liquidia Technologies Inc.	4,526	52
*	Opiant Pharmaceuticals Inc.	3,871	51
*	Aravive Inc.	7,187	51
*	PLx Pharma Inc.	9,435	50
*	NantKwest Inc.	30,899	49
*,^	resTORbio Inc.	7,119	49
*	Sunesis Pharmaceuticals Inc.	39,014	47
*,^	Actinium Pharmaceuticals Inc.	97,444	47
*,^	Second Sight Medical Products Inc.	57,748	46
*	Vermillion Inc.	38,754	45
*	VIVUS Inc.	10,306	43
*	BioSig Technologies Inc.	6,932	43
*	Cidara Therapeutics Inc.	15,960	42
*,^	Alphatec Holdings Inc.	15,904	42
*	Equillium Inc.	5,211	42
*	Sienna Biopharmaceuticals Inc.	17,551	41
*	Sophiris Bio Inc.	41,006	41
*,^	Agile Therapeutics Inc.	26,778	40
*	Precision BioSciences Inc.	2,234	40
	Digirad Corp.	43,489	40
	Biolase Inc.	16,233	39
*,^	Melinta Therapeutics Inc.	10,551	37
*	Novan Inc.	38,991	37
*	Aptinyx Inc.	9,067	37
*	Conatus Pharmaceuticals Inc.	33,608	36
*	OncoSec Medical Inc.	64,808	36
*	Evoke Pharma Inc.	23,836	36
*	IRIDEX Corp.	7,602	35
*	KemPharm Inc.	20,690	35
*,^	Leap Therapeutics Inc.	18,179	34
*	Onconova Therapeutics Inc.	10,271	34
*,^	X4 Pharmaceuticals Inc.	1,931	34
*	PhaseBio Pharmaceuticals Inc.	3,533	34
*	OncoMed Pharmaceuticals Inc.	31,662	33
*	AAC Holdings Inc.	17,817	33
*	Aerpio Pharmaceuticals Inc.	36,309	33
*	Xtant Medical Holdings Inc.	10,714	33
*	Ovid therapeutics Inc.	18,446	33
*	Shockwave Medical Inc.	970	32
*	Viveve Medical Inc.	34,304	32
*	ContraFect Corp.	76,434	30
*	Advaxis Inc.	4,497	27
*,^	BioPharmX Corp.	299,289	26
*	Aptevo Therapeutics Inc.	28,766	26
*	Restoration Robotics Inc.	43,485	26
*	Tracon Pharmaceuticals Inc.	18,067	25
*,^	Navidea Biopharmaceuticals Inc.	168,410	23
*	Kodiak Sciences Inc.	3,393	22
*	Five Star Senior Living Inc.	21,610	21
*	scPharmaceuticals Inc.	6,800	20
*,^	Achaogen Inc.	42,881	20
*	Aridis Pharmaceuticals Inc.	1,683	19
*,^	Nobilis Health Corp.	50,453	18
*,^	Akers Biosciences Inc.	17,985	17

*	Moleculin Biotech Inc.	21,052	17
*,^	iBio Inc.	18,910	17
*	SCYNEXIS Inc.	10,600	16
*	CytRx Corp.	24,363	15
*,^	Myomo Inc.	12,064	14
*	NanoViricides Inc.	49,787	13
*,^	SELLAS Life Sciences Group Inc.	13,112	13
*	Obalon Therapeutics Inc.	9,093	13
*	Standard Diversified Inc.	631	12
*	Bellerophon Therapeutics Inc.	18,401	12
*	aTyr Pharma Inc.	20,962	12
*	Vical Inc.	8,034	10
*	Gemphire Therapeutics Inc.	8,110	9
*,^	GTx Inc.	7,200	9
*	Caladrius Biosciences Inc.	2,220	8
*	Sutro Biopharma Inc.	700	8
*	IsoRay Inc.	21,784	8
*	RA Medical Systems Inc.	2,302	8
*	PDS Biotechnology Corp.	1,049	8
*	Avenue Therapeutics Inc.	1,400	7
	Diversicare Healthcare Services Inc.	1,413	6
*	Novus Therapeutics Inc.	1,344	5
*	Aevi Genomic Medicine Inc.	22,400	4
*	Histogenics Corp.	37,287	4
*	Synergy Pharmaceuticals Inc.	412,534	4
*	PAVmed Inc.	3,290	4
*	Biomerica Inc.	1,300	3
*	Soleno Therapeutics Inc.	1,500	3
*,^	NovaBay Pharmaceuticals Inc.	2,211	3
*	Aethlon Medical Inc.	2,632	3
*	Proteon Therapeutics Inc.	4,900	2
*	Evofem Biosciences Inc.	600	2
*	Outlook Therapeutics Inc.	163	1
*	Cyclacel Pharmaceuticals Inc.	193	—
*	Synthetic Biologics Inc.	1	—
§	Wright Medical Group Inc. CVR	50,806	—
			4,994,159
Industrials (13.4%)
	Boeing Co.	717,962	273,845
	Union Pacific Corp.	966,585	161,613
	3M Co.	769,790	159,947
*	PayPal Holdings Inc.	1,491,883	154,917
	Honeywell International Inc.	973,538	154,715
	Accenture plc Class A	852,281	150,019
	United Technologies Corp.	1,152,239	148,512
	General Electric Co.	11,642,019	116,304
	Danaher Corp.	857,978	113,270
	Caterpillar Inc.	770,303	104,368
	United Parcel Service Inc. Class B	929,094	103,817
	Lockheed Martin Corp.	321,351	96,457
	Automatic Data Processing Inc.	552,774	88,300
	CSX Corp.	1,036,120	77,522
	Raytheon Co.	377,834	68,796
	Deere & Co.	428,059	68,421
	Norfolk Southern Corp.	357,832	66,875
	Northrop Grumman Corp.	227,172	61,246
	Waste Management Inc.	566,214	58,835

FedEx Corp.	314,723	57,094
Emerson Electric Co.	821,465	56,246
General Dynamics Corp.	327,546	55,447
Illinois Tool Works Inc.	372,903	53,523
Fidelity National Information Services Inc.	432,022	48,862
Sherwin-Williams Co.	112,693	48,538
Roper Technologies Inc.	138,450	47,346
* Fiserv Inc.	532,891	47,044
Eaton Corp. plc	579,179	46,659
* Worldpay Inc. Class A	404,516	45,913
Johnson Controls International plc	1,220,021	45,068
Amphenol Corp. Class A	398,833	37,666
TE Connectivity Ltd.	453,560	36,625
Ingersoll-Rand plc	323,604	34,933
Paychex Inc.	431,075	34,572
Agilent Technologies Inc.	424,942	34,157
Fortive Corp.	402,288	33,748
PACCAR Inc.	463,617	31,591
Cummins Inc.	199,851	31,550
Waste Connections Inc.	352,341	31,214
* Square Inc.	411,798	30,852
Willis Towers Watson plc	173,597	30,492
Parker-Hannifin Corp.	173,346	29,750
* TransDigm Group Inc.	63,770	28,951
Global Payments Inc.	210,993	28,805
* FleetCor Technologies Inc.	114,818	28,313
Rockwell Automation Inc.	159,984	28,071
Verisk Analytics Inc. Class A	207,718	27,626
Stanley Black & Decker Inc.	201,569	27,448
Ball Corp.	453,010	26,211
AMETEK Inc.	304,698	25,281
Fastenal Co.	382,598	24,605
* Waters Corp.	96,406	24,266
* Mettler-Toledo International Inc.	33,190	23,996
* CoStar Group Inc.	48,631	22,682
Cintas Corp.	112,139	22,664
Republic Services Inc. Class A	280,116	22,516
* Keysight Technologies Inc.	250,130	21,811
L3 Technologies Inc.	105,091	21,688
Vulcan Materials Co.	176,072	20,847
Total System Services Inc.	213,739	20,307
WW Grainger Inc.	63,813	19,203
Xylem Inc.	240,926	19,043
* First Data Corp. Class A	719,490	18,901
Dover Corp.	194,143	18,211
Expeditors International of Washington Inc.	229,358	17,408
Martin Marietta Materials Inc.	83,509	16,800
TransUnion	247,699	16,556
Broadridge Financial Solutions Inc.	154,930	16,065
CH Robinson Worldwide Inc.	183,564	15,968
Textron Inc.	312,807	15,847
Kansas City Southern	135,084	15,667
IDEX Corp.	102,657	15,577
Masco Corp.	394,999	15,527
* Zebra Technologies Corp.	71,915	15,068
PerkinElmer Inc.	148,641	14,323
Jack Henry & Associates Inc.	102,968	14,286

	Old Dominion Freight Line Inc.	98,883	14,278
	Jacobs Engineering Group Inc.	186,642	14,034
*	Trimble Inc.	335,970	13,573
	Lennox International Inc.	50,767	13,423
	Westrock Co.	341,212	13,085
	Spirit AeroSystems Holdings Inc. Class A	141,304	12,934
	Wabtec Corp.	172,830	12,741
	Packaging Corp. of America	125,826	12,505
*	United Rentals Inc.	106,622	12,182
	JB Hunt Transport Services Inc.	117,300	11,881
	Snap-on Inc.	74,335	11,635
	Huntington Ingalls Industries Inc.	55,805	11,563
	Allegion plc	126,556	11,480
	HEICO Corp. Class A	134,732	11,326
	Arconic Inc.	585,010	11,180
*	WEX Inc.	57,992	11,134
	Cognex Corp.	217,862	11,080
	Graco Inc.	222,363	11,011
*	Teledyne Technologies Inc.	45,891	10,877
	Alliance Data Systems Corp.	61,765	10,808
	Booz Allen Hamilton Holding Corp. Class A	178,030	10,351
*	HD Supply Holdings Inc.	236,833	10,267
	Pentair plc	230,581	10,263
	AO Smith Corp.	188,458	10,049
*	Fair Isaac Corp.	36,714	9,973
*	Sensata Technologies Holding plc	220,248	9,916
	Robert Half International Inc.	151,585	9,877
*	Crown Holdings Inc.	180,249	9,836
	Sealed Air Corp.	209,677	9,658
	Carlisle Cos. Inc.	76,862	9,425
*	Berry Global Group Inc.	174,229	9,386
*	Euronet Worldwide Inc.	65,064	9,277
	Toro Co.	134,265	9,243
	Nordson Corp.	68,842	9,123
	FLIR Systems Inc.	186,700	8,883
	AptarGroup Inc.	83,492	8,883
*	Arrow Electronics Inc.	114,233	8,803
^	Universal Display Corp.	56,887	8,695
	Hubbell Inc. Class B	73,612	8,685
	Donaldson Co. Inc.	172,873	8,654
	Xerox Corp.	261,395	8,359
	Sonoco Products Co.	133,747	8,229
	Flowserve Corp.	176,081	7,948
	Hexcel Corp.	114,556	7,923
*,^	XPO Logistics Inc.	146,485	7,872
	National Instruments Corp.	170,895	7,581
	Quanta Services Inc.	194,115	7,326
	Genpact Ltd.	204,425	7,192
	Woodward Inc.	74,351	7,055
*	IPG Photonics Corp.	46,403	7,043
	Oshkosh Corp.	93,581	7,031
	Allison Transmission Holdings Inc.	156,166	7,015
	Fluor Corp.	189,769	6,983
	Lincoln Electric Holdings Inc.	83,140	6,973
	Owens Corning	147,806	6,965
	ManpowerGroup Inc.	83,294	6,888
	ITT Inc.	118,484	6,872

MDU Resources Group Inc.	263,029	6,794
Bemis Co. Inc.	122,277	6,784
* Genesee & Wyoming Inc. Class A	77,282	6,734
* Stericycle Inc.	122,054	6,642
BWX Technologies Inc.	132,795	6,584
Acuity Brands Inc.	53,719	6,447
Insperity Inc.	51,837	6,410
Avnet Inc.	146,547	6,356
* AECOM	210,374	6,242
Watsco Inc.	43,337	6,206
Landstar System Inc.	55,820	6,106
Curtiss-Wright Corp.	53,668	6,083
MAXIMUS Inc.	85,653	6,080
Littelfuse Inc.	31,968	5,834
AGCO Corp.	83,198	5,786
nVent Electric plc	214,454	5,786
* Kirby Corp.	75,917	5,702
Crane Co.	66,866	5,658
EMCOR Group Inc.	73,395	5,364
Knight-Swift Transportation Holdings Inc.	163,476	5,342
Graphic Packaging Holding Co.	406,977	5,140
Jabil Inc.	188,059	5,000
Eagle Materials Inc.	58,793	4,956
Armstrong World Industries Inc.	62,090	4,931
MSC Industrial Direct Co. Inc. Class A	59,369	4,910
USG Corp.	112,391	4,867
Brink's Co.	64,422	4,858
* Clean Harbors Inc.	67,410	4,822
Air Lease Corp. Class A	139,928	4,807
MSA Safety Inc.	46,454	4,803
* Trex Co. Inc.	77,957	4,796
* Gardner Denver Holdings Inc.	171,006	4,756
Regal Beloit Corp.	57,114	4,676
* Coherent Inc.	32,438	4,597
Louisiana-Pacific Corp.	182,265	4,444
Ryder System Inc.	71,672	4,443
Tetra Tech Inc.	72,965	4,348
* Allegheny Technologies Inc.	168,274	4,303
* Axon Enterprise Inc.	78,742	4,284
* Generac Holdings Inc.	82,692	4,236
* RBC Bearings Inc.	33,247	4,228
* ASGN Inc.	65,919	4,185
* CoreLogic Inc.	110,306	4,110
Exponent Inc.	70,308	4,058
Macquarie Infrastructure Corp.	97,201	4,007
* MasTec Inc.	83,053	3,995
* FTI Consulting Inc.	51,915	3,988
* Rogers Corp.	25,005	3,973
Kennametal Inc.	108,103	3,973
Owens-Illinois Inc.	207,558	3,939
* Mercury Systems Inc.	61,018	3,910
Timken Co.	89,600	3,908
GATX Corp.	50,949	3,891
John Bean Technologies Corp.	41,896	3,850
Moog Inc. Class A	43,602	3,791
* Novanta Inc.	44,621	3,781
* Paylocity Holding Corp.	42,326	3,775

Valmont Industries Inc.	28,141	3,661
KBR Inc.	189,548	3,618
* Proto Labs Inc.	34,134	3,589
* Rexnord Corp.	141,113	3,548
* TriNet Group Inc.	57,788	3,452
* WESCO International Inc.	64,735	3,432
EnerSys	52,198	3,401
* Aerojet Rocketdyne Holdings Inc.	95,310	3,386
Simpson Manufacturing Co. Inc.	57,057	3,382
* Conduent Inc.	239,502	3,312
Korn Ferry	73,776	3,304
Vishay Intertechnology Inc.	178,038	3,288
Barnes Group Inc.	63,640	3,272
* Integer Holdings Corp.	43,057	3,247
ABM Industries Inc.	88,835	3,229
* Resideo Technologies Inc.	165,771	3,198
UniFirst Corp.	20,581	3,159
Trinity Industries Inc.	144,150	3,132
Watts Water Technologies Inc. Class A	38,660	3,124
Silgan Holdings Inc.	104,211	3,088
* TopBuild Corp.	47,621	3,087
* SiteOne Landscape Supply Inc.	53,831	3,076
Applied Industrial Technologies Inc.	51,577	3,067
* II-VI Inc.	81,392	3,031
* Colfax Corp.	99,974	2,967
* Beacon Roofing Supply Inc.	92,126	2,963
* AMN Healthcare Services Inc.	62,582	2,947
Brady Corp. Class A	63,271	2,936
Terex Corp.	90,648	2,913
Albany International Corp.	39,996	2,863
Belden Inc.	52,673	2,829
Otter Tail Corp.	55,581	2,769
Covanta Holding Corp.	158,858	2,750
* ExlService Holdings Inc.	45,117	2,708
Franklin Electric Co. Inc.	52,760	2,696
Deluxe Corp.	61,584	2,692
Granite Construction Inc.	61,929	2,672
Altra Industrial Motion Corp.	85,632	2,659
* Advanced Disposal Services Inc.	93,228	2,610
* Fabrinet	49,230	2,578
* Plexus Corp.	41,647	2,538
Comfort Systems USA Inc.	48,151	2,523
Forward Air Corp.	38,541	2,495
* Sanmina Corp.	85,643	2,471
World Fuel Services Corp.	84,417	2,439
* Livent Corp.	197,252	2,422
AAON Inc.	52,106	2,406
* Pluralsight Inc. Class A	75,706	2,403
Triton International Ltd.	77,215	2,401
Universal Forest Products Inc.	79,415	2,374
* Summit Materials Inc. Class A	148,606	2,358
* Cimpress NV	29,164	2,337
Mueller Industries Inc.	73,447	2,302
Kaman Corp.	38,539	2,252
Cubic Corp.	39,887	2,243
ESCO Technologies Inc.	33,246	2,228
Mueller Water Products Inc. Class A	219,969	2,208

* Navistar International Corp.	67,136	2,168
Badger Meter Inc.	38,628	2,149
EVERTEC Inc.	76,907	2,139
* Anixter International Inc.	38,115	2,139
* Harsco Corp.	105,242	2,122
* Builders FirstSource Inc.	158,570	2,115
* Knowles Corp.	119,099	2,100
Werner Enterprises Inc.	60,659	2,072
* Saia Inc.	33,419	2,042
Matson Inc.	56,562	2,041
Actuant Corp. Class A	83,738	2,041
Federal Signal Corp.	78,345	2,036
* Casella Waste Systems Inc. Class A	57,196	2,034
* Itron Inc.	43,545	2,031
Rush Enterprises Inc. Class A	48,444	2,025
* SPX Corp.	58,176	2,024
Mobile Mini Inc.	58,879	1,998
* Aerovironment Inc.	29,154	1,994
ManTech International Corp. Class A	36,712	1,983
* OSI Systems Inc.	22,291	1,953
Schneider National Inc. Class B	90,786	1,911
* TriMas Corp.	62,446	1,888
McGrath RentCorp	32,581	1,843
Raven Industries Inc.	47,721	1,831
* Kratos Defense & Security Solutions Inc.	116,636	1,823
ICF International Inc.	23,869	1,816
Sun Hydraulics Corp.	39,015	1,815
* Gibraltar Industries Inc.	44,576	1,810
HEICO Corp.	18,953	1,798
* SPX FLOW Inc.	56,357	1,798
* Dycom Industries Inc.	38,867	1,786
EnPro Industries Inc.	27,487	1,772
* Cardtronics plc Class A	48,965	1,742
Greif Inc. Class A	42,231	1,742
* Masonite International Corp.	34,653	1,729
* Ambarella Inc.	39,992	1,728
* Hub Group Inc. Class A	42,034	1,717
* Air Transport Services Group Inc.	74,058	1,707
US Ecology Inc.	28,902	1,618
* JELD-WEN Holding Inc.	89,762	1,585
Benchmark Electronics Inc.	59,740	1,568
* TTM Technologies Inc.	133,483	1,566
* Verra Mobility Corp.	131,000	1,559
* Atlas Air Worldwide Holdings Inc.	30,738	1,554
* Sykes Enterprises Inc.	53,595	1,516
* BMC Stock Holdings Inc.	84,916	1,500
Encore Wire Corp.	25,956	1,485
* Huron Consulting Group Inc.	31,074	1,467
Aircastle Ltd.	72,380	1,465
* CBIZ Inc.	72,068	1,459
AZZ Inc.	34,619	1,417
Greenbrier Cos. Inc.	43,917	1,415
Tennant Co.	22,772	1,414
AAR Corp.	43,322	1,408
* Installed Building Products Inc.	28,649	1,389
Boise Cascade Co.	51,819	1,387
Lindsay Corp.	14,121	1,367

	Apogee Enterprises Inc.	35,714	1,339
	Methode Electronics Inc.	46,395	1,335
*	Patrick Industries Inc.	29,316	1,329
*	Atkore International Group Inc.	61,270	1,319
	Alamo Group Inc.	12,939	1,293
	Kadant Inc.	14,327	1,260
	Advanced Drainage Systems Inc.	48,772	1,257
*	TrueBlue Inc.	52,947	1,252
	Standex International Corp.	16,953	1,244
	MTS Systems Corp.	22,815	1,243
	Primoris Services Corp.	59,842	1,238
	Astec Industries Inc.	31,456	1,188
	CTS Corp.	40,438	1,188
	AVX Corp.	68,107	1,181
	Triumph Group Inc.	61,284	1,168
*	Continental Building Products Inc.	47,106	1,168
	KEMET Corp.	67,810	1,151
*	Thermon Group Holdings Inc.	46,689	1,144
*,^	Inovalon Holdings Inc. Class A	91,431	1,136
	Navigant Consulting Inc.	56,992	1,110
	Mesa Laboratories Inc.	4,736	1,092
	Douglas Dynamics Inc.	28,609	1,089
*	Evolent Health Inc. Class A	85,698	1,078
	Kforce Inc.	30,410	1,068
*	Milacron Holdings Corp.	93,894	1,063
	GrafTech International Ltd.	81,838	1,047
	Heartland Express Inc.	53,964	1,040
	H&E Equipment Services Inc.	41,266	1,036
*	Echo Global Logistics Inc.	41,022	1,017
*	MACOM Technology Solutions Holdings Inc.	60,820	1,016
	Argan Inc.	20,183	1,008
*	Everi Holdings Inc.	95,359	1,003
	ArcBest Corp.	32,326	995
	Griffon Corp.	53,794	994
*	PGT Innovations Inc.	71,284	987
	Global Brass & Copper Holdings Inc.	28,424	979
^	ADT Inc.	151,977	971
	Columbus McKinnon Corp.	28,041	963
*	FARO Technologies Inc.	21,877	961
*	Astronics Corp.	29,226	956
	Wabash National Corp.	70,505	955
*	Evo Payments Inc. Class A	32,841	954
	DMC Global Inc.	19,191	953
*	GreenSky Inc. Class A	71,603	927
	Multi-Color Corp.	18,523	924
	Kelly Services Inc. Class A	41,311	911
	Heidrick & Struggles International Inc.	23,574	904
*	Tutor Perini Corp.	52,707	902
*	SEACOR Holdings Inc.	21,252	899
*	Gates Industrial Corp. plc	62,155	891
	Marten Transport Ltd.	49,798	888
*	US Concrete Inc.	21,429	888
	Gorman-Rupp Co.	25,173	854
*	CIRCOR International Inc.	26,187	854
	Cass Information Systems Inc.	17,860	845
*	Vicor Corp.	25,691	797
*	DXP Enterprises Inc.	20,343	792

*	Manitowoc Co. Inc.	47,499	779
*	NV5 Global Inc.	12,984	771
	Hyster-Yale Materials Handling Inc.	12,148	758
	Quanex Building Products Corp.	46,860	745
*	Aegion Corp. Class A	41,219	724
	Barrett Business Services Inc.	9,351	723
	Ennis Inc.	34,757	722
*	MYR Group Inc.	20,155	698
	Myers Industries Inc.	40,085	686
*	Veeco Instruments Inc.	63,015	683
*	Team Inc.	38,772	679
	Resources Connection Inc.	40,620	672
*	GMS Inc.	44,275	669
*	Great Lakes Dredge & Dock Corp.	75,082	669
	NVE Corp.	6,799	666
*	Ducommun Inc.	15,280	665
	TTEC Holdings Inc.	18,216	660
*	Wesco Aircraft Holdings Inc.	72,166	634
*	Donnelley Financial Solutions Inc.	42,518	633
*	Heritage-Crystal Clean Inc.	22,721	624
	Briggs & Stratton Corp.	52,278	618
*	CAI International Inc.	26,310	610
*	International Seaways Inc.	35,330	606
	National Research Corp.	14,853	573
*	Control4 Corp.	32,870	556
*,^	CryoPort Inc.	42,953	555
*	NCI Building Systems Inc.	88,054	542
*	Kimball Electronics Inc.	32,644	506
	Insteel Industries Inc.	24,016	502
*	Willdan Group Inc.	13,352	495
	CRA International Inc.	9,730	492
*	Lydall Inc.	20,717	486
*	Vishay Precision Group Inc.	14,088	482
	Quad/Graphics Inc.	40,391	481
	Miller Industries Inc.	14,902	460
*	Landec Corp.	36,782	452
*,^	Energy Recovery Inc.	47,544	415
*	Sterling Construction Co. Inc.	32,777	410
	Park Electrochemical Corp.	26,106	410
	B. Riley Financial Inc.	24,031	401
	RR Donnelley & Sons Co.	82,974	392
	Crawford & Co. Class B	42,832	391
	NN Inc.	52,200	391
	VSE Corp.	12,337	390
	Spartan Motors Inc.	43,567	385
	Allied Motion Technologies Inc.	10,888	374
	Powell Industries Inc.	14,092	374
*	ShotSpotter Inc.	9,637	372
	Omega Flex Inc.	4,874	369
*	Armstrong Flooring Inc.	26,846	365
*	Franklin Covey Co.	13,741	348
	Park-Ohio Holdings Corp.	10,693	346
*	Blue Bird Corp.	20,283	343
	Daktronics Inc.	45,183	337
^	Maxar Technologies Inc.	83,172	334
*	Cross Country Healthcare Inc.	47,406	333
*	Northwest Pipe Co.	13,840	332

	REV Group Inc.	29,898	327
	Bel Fuse Inc. Class B	12,784	323
*	Mistras Group Inc.	22,934	317
*	CECO Environmental Corp.	43,080	310
	Hurco Cos. Inc.	7,684	310
*	Era Group Inc.	26,281	303
*	Eagle Bulk Shipping Inc.	64,892	302
*	UFP Technologies Inc.	7,991	299
*	Covenant Transportation Group Inc. Class A	15,743	299
	BG Staffing Inc.	13,089	286
*,^	BlueLinx Holdings Inc.	10,357	276
*	YRC Worldwide Inc.	40,995	274
	LSC Communications Inc.	41,783	273
	Graham Corp.	13,821	271
*	Radiant Logistics Inc.	42,943	271
*	Napco Security Technologies Inc.	13,003	270
^	Advanced Emissions Solutions Inc.	22,693	262
*	IntriCon Corp.	10,120	254
*	Commercial Vehicle Group Inc.	32,782	251
*	Daseke Inc.	48,612	247
*	3PEA International Inc.	31,081	247
*	Twin Disc Inc.	14,489	241
*	Willis Lease Finance Corp.	5,611	238
	Universal Logistics Holdings Inc.	11,966	235
*	Overseas Shipholding Group Inc. Class A	98,988	227
*	GP Strategies Corp.	18,445	224
*	IES Holdings Inc.	12,444	221
*,^	Maxwell Technologies Inc.	49,056	219
*	Nuvectra Corp.	19,706	217
	United States Lime & Minerals Inc.	2,772	214
*	Cardlytics Inc.	12,846	212
*	PRGX Global Inc.	26,537	210
*	InnerWorkings Inc.	57,943	210
	NACCO Industries Inc. Class A	5,414	207
*	LB Foster Co. Class A	10,821	204
*	Information Services Group Inc.	52,556	196
^	EVI Industries Inc.	5,134	196
*	Ultralife Corp.	18,241	187
*	CyberOptics Corp.	10,865	186
*	Lawson Products Inc.	5,840	183
*,^	Energous Corp.	28,873	183
*	Construction Partners Inc. Class A	14,272	182
*	Transcat Inc.	7,708	177
*	Foundation Building Materials Inc.	17,996	177
*	Acacia Research Corp.	53,671	175
*	OptimizeRx Corp.	13,645	174
*	Gencor Industries Inc.	13,358	165
	Eastern Co.	5,925	163
*	PAM Transportation Services Inc.	3,307	162
*	US Xpress Enterprises Inc. Class A	24,081	159
*	Intevac Inc.	25,788	158
*,^	Turtle Beach Corp.	13,457	153
*,^	Aqua Metals Inc.	48,662	149
*	Iteris Inc.	34,939	146
*	Manitex International Inc.	17,289	132
	Global Water Resources Inc.	13,084	128
*	DHI Group Inc.	52,458	127

*	Houston Wire & Cable Co.	19,943	126
*	Luna Innovations Inc.	30,072	125
*	PFSweb Inc.	23,956	125
*,^	Concrete Pumping Holdings Inc.	13,488	124
*	Universal Technical Institute Inc.	35,652	122
*	Perceptron Inc.	15,787	118
*	General Finance Corp.	12,254	114
*	UQM Technologies Inc.	68,203	113
*	USA Truck Inc.	7,669	111
*	FreightCar America Inc.	17,784	110
*	Orion Group Holdings Inc.	37,214	109
*	StarTek Inc.	13,737	108
*,^	MicroVision Inc.	109,463	106
	Richardson Electronics Ltd.	15,379	104
*	Arotech Corp.	34,490	101
*,^	ExOne Co.	11,835	100
*	NRC Group Holdings Corp.	11,094	97
	LSI Industries Inc.	35,837	94
*	Huttig Building Products Inc.	33,725	93
*	ARC Document Solutions Inc.	41,831	93
*	Forterra Inc.	22,035	93
*	Frequency Electronics Inc.	7,573	90
*	ServiceSource International Inc.	96,518	89
*	Charah Solutions Inc.	13,885	89
*	Fuel Tech Inc.	50,871	85
*	Lincoln Educational Services Corp.	27,081	84
*	Hudson Technologies Inc.	43,220	83
*	Goldfield Corp.	35,662	79
*	Innovative Solutions & Support Inc.	25,899	78
*	Babcock & Wilcox Enterprises Inc.	188,915	78
	RF Industries Ltd.	11,313	76
*	Aspen Aerogels Inc.	29,879	76
*	IEC Electronics Corp.	10,877	75
*	Asure Software Inc.	11,989	73
*	Sharps Compliance Corp.	18,541	68
	AMCON Distributing Co.	746	65
*	Air T Inc.	2,094	63
*	Hudson Global Inc.	39,849	61
*	Patriot Transportation Holding Inc.	3,098	58
*	CPI Aerostructures Inc.	8,892	58
*	Capstone Turbine Corp.	63,915	58
*	Steel Connect Inc.	28,541	57
*	Roadrunner Transportation Systems Inc.	135,512	57
*	CUI Global Inc.	46,040	54
*	LightPath Technologies Inc. Class A	35,249	53
*	Broadwind Energy Inc.	31,113	52
*	Horizon Global Corp.	26,846	52
*	Perma-Pipe International Holdings Inc.	5,795	51
	Issuer Direct Corp.	4,075	50
*,^	Odyssey Marine Exploration Inc.	6,843	49
*	Perma-Fix Environmental Services	12,584	44
*	Tecogen Inc.	10,801	43
*,^	Applied DNA Sciences Inc.	56,734	40
*	Ballantyne Strong Inc.	19,745	35
*	Limbach Holdings Inc.	3,987	31
	Bel Fuse Inc. Class A	1,376	29
*,^	Workhorse Group Inc.	47,111	29

*	eMagin Corp.	33,365	28
*	AeroCentury Corp.	2,175	25
*	Vertex Energy Inc.	14,253	23
*	Research Frontiers Inc.	8,424	18
	Greif Inc. Class B	349	17
*,^	ClearSign Combustion Corp.	15,390	14
*,^	Digital Ally Inc.	3,600	13
*	Orion Energy Systems Inc.	13,441	12
*	ASV Holdings Inc.	3,612	10
	Espey Manufacturing & Electronics Corp.	401	10
*	Air Industries Group	7,737	9
*	Volt Information Sciences Inc.	1,894	9
*	Wireless Telecom Group Inc.	5,529	9
*	Industrial Services of America Inc.	5,080	6
	Ecology and Environment Inc.	550	6
*	Payment Data Systems Inc.	2,200	6
*	Rubicon Technology Inc.	609	5
*,^	Revolution Lighting Technologies Inc.	19,975	5
	Chicago Rivet & Machine Co.	123	3
*	Taylor Devices Inc.	229	3
*	DLH Holdings Corp.	400	3
*	Energy Focus Inc.	1,790	2
*	Coda Octopus Group Inc.	200	2
*	SG Blocks Inc.	1,000	2
*	Sypris Solutions Inc.	1,594	2
*	Bio-key International Inc.	800	1
*	SigmaTron International Inc.	300	1
*	GEE Group Inc.	500	1
			5,101,938
Oil & Gas (5.1%)
	Exxon Mobil Corp.	5,662,158	457,502
	Chevron Corp.	2,555,412	314,776
	ConocoPhillips	1,518,065	101,316
	Schlumberger Ltd.	1,856,404	80,884
	EOG Resources Inc.	777,231	73,977
	Occidental Petroleum Corp.	1,010,835	66,917
	Phillips 66	586,445	55,812
	Marathon Petroleum Corp.	925,107	55,368
	Kinder Morgan Inc.	2,572,480	51,475
	Valero Energy Corp.	568,233	48,203
	Williams Cos. Inc.	1,620,581	46,543
	ONEOK Inc.	550,697	38,461
	Pioneer Natural Resources Co.	227,660	34,668
	Halliburton Co.	1,109,629	32,512
	Anadarko Petroleum Corp.	668,415	30,400
	Concho Resources Inc.	267,825	29,718
	Diamondback Energy Inc.	218,943	22,229
	Hess Corp.	365,042	21,986
*	Cheniere Energy Inc.	308,790	21,109
	Baker Hughes a GE Co. Class A	690,165	19,131
	Marathon Oil Corp.	1,111,749	18,577
	Devon Energy Corp.	558,226	17,618
	Apache Corp.	505,987	17,538
	Noble Energy Inc.	638,244	15,784
	Cabot Oil & Gas Corp.	575,931	15,032
	National Oilwell Varco Inc.	514,357	13,702
	Targa Resources Corp.	305,961	12,713

	OGE Energy Corp.	266,592	11,495
	HollyFrontier Corp.	205,682	10,134
	Cimarex Energy Co.	128,127	8,956
	Helmerich & Payne Inc.	139,037	7,725
*	WPX Energy Inc.	562,522	7,375
	EQT Corp.	340,521	7,062
*	Parsley Energy Inc. Class A	356,592	6,882
*	Transocean Ltd.	775,871	6,758
	Murphy Oil Corp.	219,887	6,443
	Equitrans Midstream Corp.	276,316	6,018
*	Continental Resources Inc.	126,712	5,673
*	First Solar Inc.	97,716	5,163
*	Chesapeake Energy Corp.	1,640,240	5,085
	PBF Energy Inc. Class A	144,909	4,512
*	Apergy Corp.	104,667	4,298
^	Core Laboratories NV	60,592	4,177
	Patterson-UTI Energy Inc.	273,406	3,833
	Delek US Holdings Inc.	104,757	3,815
*	Chart Industries Inc.	42,042	3,806
	Range Resources Corp.	335,983	3,776
*	PDC Energy Inc.	89,514	3,641
*	Southwestern Energy Co.	765,660	3,591
*	Whiting Petroleum Corp.	122,341	3,198
*	Antero Resources Corp.	314,428	2,776
*	Matador Resources Co.	142,021	2,745
	SM Energy Co.	152,395	2,665
*	Oasis Petroleum Inc.	428,514	2,588
*	ProPetro Holding Corp.	114,199	2,574
*	QEP Resources Inc.	320,929	2,500
*	Callon Petroleum Co.	308,828	2,332
^	Ensco plc Class A	575,992	2,264
*	Dril-Quip Inc.	49,329	2,262
*	Centennial Resource Development Inc. Class A	250,797	2,205
*	Cactus Inc. Class A	61,922	2,204
*	CNX Resources Corp.	197,987	2,132
*	Oceaneering International Inc.	134,031	2,114
*	NOW Inc.	146,863	2,050
*	MRC Global Inc.	109,285	1,910
*	Rowan Cos. plc Class A	173,477	1,872
*,^	Magnolia Oil & Gas Corp.	148,847	1,786
	McDermott International Inc.	234,116	1,742
	CVR Energy Inc.	40,552	1,671
*	Gulfport Energy Corp.	208,143	1,669
	Archrock Inc.	169,341	1,656
	Arcosa Inc.	54,067	1,652
*	SRC Energy Inc.	315,476	1,615
	SemGroup Corp. Class A	107,389	1,583
*,^	California Resources Corp.	60,049	1,544
	Nabors Industries Ltd.	439,751	1,513
*	Helix Energy Solutions Group Inc.	184,745	1,461
*,^	Tellurian Inc.	127,289	1,426
*	Carrizo Oil & Gas Inc.	107,606	1,342
*	Denbury Resources Inc.	598,737	1,227
*	C&J Energy Services Inc.	78,504	1,218
*	Oil States International Inc.	68,965	1,170
*	Renewable Energy Group Inc.	49,287	1,082
*,^	Enphase Energy Inc.	116,548	1,076

*	Newpark Resources Inc.	110,911	1,016
*	Northern Oil and Gas Inc.	363,022	995
*	TPI Composites Inc.	33,771	967
*	Superior Energy Services Inc.	204,939	957
	Berry Petroleum Corp.	82,330	950
*	Tidewater Inc.	40,783	946
*	Unit Corp.	65,238	929
*	Noble Corp. plc	316,009	907
*,^	Weatherford International plc	1,279,000	893
*	Select Energy Services Inc. Class A	74,064	890
	Green Plains Inc.	51,095	852
*,^	Diamond Offshore Drilling Inc.	79,654	836
	RPC Inc.	72,804	831
*	W&T Offshore Inc.	114,266	788
*	Jagged Peak Energy Inc.	74,098	776
	Liberty Oilfield Services Inc. Class A	49,648	764
*	Penn Virginia Corp.	16,554	730
*	Par Pacific Holdings Inc.	40,677	724
*,^	Plug Power Inc.	298,659	717
*	Laredo Petroleum Inc.	223,638	691
*	Exterran Corp.	40,659	685
*	Talos Energy Inc.	25,348	673
*	KLX Energy Services Holdings Inc.	26,382	663
*	Extraction Oil & Gas Inc.	152,129	644
*	Keane Group Inc.	57,354	625
*	Matrix Service Co.	31,851	624
*	REX American Resources Corp.	7,367	594
	Solaris Oilfield Infrastructure Inc. Class A	34,387	565
*,^	SunPower Corp. Class A	86,309	562
*	Forum Energy Technologies Inc.	109,759	561
*	Bonanza Creek Energy Inc.	23,167	526
*	FTS International Inc.	49,145	491
*	Nine Energy Service Inc.	20,403	462
*	Altus Midstream Co. Class A	77,115	455
*	Ring Energy Inc.	74,978	440
	Falcon Minerals Corp.	45,651	404
*	TETRA Technologies Inc.	160,278	375
*	Ameresco Inc. Class A	21,679	351
*	SandRidge Energy Inc.	43,574	349
*	SEACOR Marine Holdings Inc.	25,725	342
*	Roan Resources Inc.	52,334	320
*	Green Brick Partners Inc.	36,354	318
*,^	American Superconductor Corp.	24,464	315
*	HighPoint Resources Corp.	141,690	313
	Mammoth Energy Services Inc.	18,291	305
	Panhandle Oil and Gas Inc. Class A	18,872	296
*	Abraxas Petroleum Corp.	226,495	283
*,^	Covia Holdings Corp.	46,626	261
*	Halcon Resources Corp.	191,302	258
*	US Well Services Inc.	32,186	257
*	Natural Gas Services Group Inc.	14,793	256
*	Midstates Petroleum Co. Inc.	26,028	254
*	Trecora Resources	25,502	232
	Evolution Petroleum Corp.	34,236	231
*,^	Montage Resources Corp.	14,926	224
*	Flotek Industries Inc.	64,587	209
*	Chaparral Energy Inc. Class A	35,541	203

*	Goodrich Petroleum Corp.	14,690	200
*	Geospace Technologies Corp.	15,385	199
*	SilverBow Resources Inc.	8,359	192
*	ION Geophysical Corp.	12,891	186
*,^	Comstock Resources Inc.	25,904	180
*	Earthstone Energy Inc. Class A	23,011	163
*	Pioneer Energy Services Corp.	90,453	160
*	Ultra Petroleum Corp.	249,859	152
*	Independence Contract Drilling Inc.	54,573	151
*	Gulf Island Fabrication Inc.	14,914	137
*	VAALCO Energy Inc.	58,039	130
*	Isramco Inc.	1,100	124
*	Basic Energy Services Inc.	29,018	110
*	Smart Sand Inc.	24,644	110
*	Contango Oil & Gas Co.	30,210	95
*,^	Torchlight Energy Resources Inc.	56,117	92
*	Dawson Geophysical Co.	29,862	88
*,^	CARBO Ceramics Inc.	24,842	87
*	NCS Multistage Holdings Inc.	16,701	87
*	Ranger Energy Services Inc.	10,210	81
	Adams Resources & Energy Inc.	2,078	81
*,^	Legacy Reserves Inc.	160,747	79
*	Lonestar Resources US Inc. Class A	17,103	69
*	Quintana Energy Services Inc.	15,295	66
*	Mitcham Industries Inc.	16,416	65
*	Hornbeck Offshore Services Inc.	48,944	61
*,^	FuelCell Energy Inc.	240,154	59
*,^	Lilis Energy Inc.	49,026	57
*	Pacific Ethanol Inc.	56,982	56
*,^	Zion Oil & Gas Inc.	65,555	50
*,^	Bristow Group Inc.	43,408	48
*	Key Energy Services Inc.	11,511	47
*	Infrastructure and Energy Alternatives Inc.	7,696	40
*,^	Alta Mesa Resources Inc. Class A	103,408	27
*,^	Approach Resources Inc.	63,353	22
*	Superior Drilling Products Inc.	13,687	18
*	Enservco Corp.	27,027	14
*	PrimeEnergy Resources Corp.	63	10
*	Rosehill Resources Inc. Class A	1,902	6
*	EP Energy Corp. Class A	14,645	4
*	Talos Energy Inc. Warrants Exp. 02/28/2021	725	3
*	Aemetis Inc.	2,872	2
*,^	Houston American Energy Corp.	6,100	1
*,^	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	7,759	1
*,^,§ Harvest Natural Resources Inc.		27,025	—
*	Jones Energy Inc. Class A	1	—
			1,946,688
Other (0.0%)2
*,§	Herbalife Ltd. CVR	15,650	152
*,§	Tobira Therapeutics CVR Exp. 12/31/2028	4,500	20
*,§	Ambit Biosciences Corp. CVR	29,736	18
*,§	A Schulman Inc. CVR	40,279	17
*,§	NewStar Financial Inc. CVR	36,657	10
*,§	Media General Inc. CVR	175,133	7
*,§	Corium CVR	34,910	6
*,§	Alexza Pharmaceuticals Inc. CVR	80,591	3
*,§	Clinical Data CVR	29,879	—

*,^,§ Biosante Pharmaceutical Inc. CVR		156,953	—
*,§	Adolor Corp. Rights Exp. 07/01/2019	126,930	—
*	Kadmon Warrants Exp. 09/29/2022	25,728	—
			233
Technology (20.3%)
	Microsoft Corp.	10,262,889	1,210,405
	Apple Inc.	5,677,294	1,078,402
*	Facebook Inc. Class A	3,191,369	531,969
*	Alphabet Inc. Class A	403,116	474,423
*	Alphabet Inc. Class C	394,429	462,788
	Intel Corp.	6,015,261	323,020
	Cisco Systems Inc.	5,890,411	318,023
	Oracle Corp.	3,359,087	180,417
*	Adobe Inc.	652,785	173,961
	International Business Machines Corp.	1,215,810	171,551
*	salesforce.com Inc.	972,992	154,093
	Broadcom Inc.	503,340	151,359
	NVIDIA Corp.	775,534	139,255
	Texas Instruments Inc.	1,284,252	136,221
	QUALCOMM Inc.	1,618,679	92,313
	Intuit Inc.	329,852	86,227
*	Micron Technology Inc.	1,500,257	62,006
*	ServiceNow Inc.	240,315	59,235
	Cognizant Technology Solutions Corp. Class A	768,825	55,701
	Analog Devices Inc.	492,664	51,863
	Applied Materials Inc.	1,277,496	50,666
*	Autodesk Inc.	293,960	45,805
	Xilinx Inc.	338,748	42,950
*	Red Hat Inc.	224,802	41,071
	HP Inc.	2,080,344	40,421
*	Workday Inc. Class A	202,479	39,048
	Lam Research Corp.	203,852	36,492
	Corning Inc.	1,052,257	34,830
*	Twitter Inc.	972,590	31,979
	Motorola Solutions Inc.	220,400	30,949
*	Advanced Micro Devices Inc.	1,211,801	30,925
*	Palo Alto Networks Inc.	120,317	29,223
	Hewlett Packard Enterprise Co.	1,842,888	28,436
^	Microchip Technology Inc.	317,681	26,355
*	VeriSign Inc.	144,327	26,204
	KLA-Tencor Corp.	218,747	26,121
	Harris Corp.	157,936	25,224
*	Splunk Inc.	197,350	24,590
*	Cadence Design Systems Inc.	377,092	23,949
*	Cerner Corp.	413,427	23,652
*	Synopsys Inc.	203,023	23,378
	DXC Technology Co.	358,771	23,073
	NetApp Inc.	330,813	22,939
*	Arista Networks Inc.	70,835	22,275
*	IAC/InterActiveCorp	104,203	21,894
*	Veeva Systems Inc. Class A	167,170	21,207
*	ANSYS Inc.	112,520	20,559
	Maxim Integrated Products Inc.	366,605	19,492
	CDW Corp.	200,787	19,350
	Skyworks Solutions Inc.	232,982	19,216
	Symantec Corp.	809,803	18,617
	VMware Inc. Class A	102,575	18,516

	SS&C Technologies Holdings Inc.	285,319	18,172
	Western Digital Corp.	369,572	17,762
*	GoDaddy Inc. Class A	233,281	17,540
*	Gartner Inc.	115,098	17,458
	Marvell Technology Group Ltd.	832,295	16,554
*	Fortinet Inc.	194,324	16,317
	Seagate Technology plc	339,088	16,239
*	Twilio Inc. Class A	124,883	16,132
	Citrix Systems Inc.	158,225	15,769
*	Akamai Technologies Inc.	208,287	14,936
*	Ultimate Software Group Inc.	39,705	13,108
*	PTC Inc.	142,195	13,108
	Leidos Holdings Inc.	195,937	12,558
*	F5 Networks Inc.	79,878	12,535
*	Zendesk Inc.	144,681	12,298
	Juniper Networks Inc.	461,449	12,215
*	Dell Technologies Inc.	206,692	12,131
*	Tableau Software Inc. Class A	95,253	12,124
*	Paycom Software Inc.	62,652	11,849
*	Qorvo Inc.	164,704	11,814
*	EPAM Systems Inc.	68,471	11,581
*	ON Semiconductor Corp.	548,928	11,291
*	Guidewire Software Inc.	108,432	10,535
*	Okta Inc.	125,131	10,352
*	Tyler Technologies Inc.	48,809	9,977
	CDK Global Inc.	167,241	9,837
*	Aspen Technology Inc.	93,500	9,748
	Teradyne Inc.	240,458	9,580
*	RingCentral Inc. Class A	87,012	9,380
*	Snap Inc.	838,546	9,241
*	Proofpoint Inc.	73,737	8,954
*	HubSpot Inc.	52,612	8,745
*	Integrated Device Technology Inc.	173,304	8,490
*	Cree Inc.	138,975	7,952
*	Ciena Corp.	208,775	7,796
*	Coupa Software Inc.	79,355	7,220
	Cypress Semiconductor Corp.	483,315	7,211
*	Nutanix Inc.	185,638	7,006
	Monolithic Power Systems Inc.	51,641	6,997
*	ARRIS International plc	220,560	6,972
*	Teradata Corp.	157,889	6,892
*	DocuSign Inc. Class A	132,488	6,868
	MKS Instruments Inc.	72,074	6,706
*	RealPage Inc.	106,706	6,476
	Entegris Inc.	181,252	6,469
*	Nuance Communications Inc.	381,885	6,465
*	New Relic Inc.	65,176	6,433
*	Pure Storage Inc. Class A	291,531	6,352
*	CACI International Inc. Class A	32,959	5,999
*	ViaSat Inc.	76,348	5,917
*,^	MongoDB Inc.	40,217	5,913
*	Lumentum Holdings Inc.	101,916	5,762
*	Medidata Solutions Inc.	78,392	5,741
*	CommScope Holding Co. Inc.	258,831	5,624
	j2 Global Inc.	63,299	5,482
	Science Applications International Corp.	71,193	5,478
	LogMeIn Inc.	68,129	5,457

	SYNNEX Corp.	55,745	5,318
*,^	2U Inc.	75,032	5,316
*	Verint Systems Inc.	86,848	5,199
	Blackbaud Inc.	65,119	5,192
*	Tech Data Corp.	50,227	5,144
*	Manhattan Associates Inc.	87,233	4,807
*	ACI Worldwide Inc.	145,457	4,781
*	Silicon Laboratories Inc.	58,269	4,712
*	Ellie Mae Inc.	46,807	4,619
*	Zscaler Inc.	64,798	4,596
*	Semtech Corp.	88,613	4,511
	Cabot Microelectronics Corp.	38,639	4,326
*	NCR Corp.	158,408	4,323
*	FireEye Inc.	250,634	4,208
*	Dropbox Inc. Class A	191,711	4,179
*	Five9 Inc.	75,246	3,975
*	Alteryx Inc. Class A	47,377	3,974
^	Match Group Inc.	68,965	3,904
*	Cornerstone OnDemand Inc.	71,123	3,896
*,^	Ceridian HCM Holding Inc.	75,041	3,850
*	Viavi Solutions Inc.	302,833	3,749
	Perspecta Inc.	185,313	3,747
*	Envestnet Inc.	57,286	3,746
*	Finisar Corp.	158,254	3,667
*	Qualys Inc.	44,184	3,656
*	Q2 Holdings Inc.	52,590	3,642
*	CommVault Systems Inc.	55,866	3,617
	Pegasystems Inc.	53,236	3,460
*	Cirrus Logic Inc.	80,489	3,386
*	Box Inc.	173,663	3,353
*	Cloudera Inc.	303,904	3,325
*	Alarm.com Holdings Inc.	49,027	3,182
*	SailPoint Technologies Holding Inc.	105,763	3,038
	Cogent Communications Holdings Inc.	55,704	3,022
	InterDigital Inc.	44,739	2,952
*	Premier Inc. Class A	85,322	2,943
*	Everbridge Inc.	38,588	2,894
*	Bottomline Technologies DE Inc.	57,346	2,872
^	Ubiquiti Networks Inc.	18,965	2,839
*	Covetrus Inc.	89,038	2,836
*	NetScout Systems Inc.	98,163	2,755
*	Rapid7 Inc.	53,991	2,732
	Progress Software Corp.	60,542	2,686
	Brooks Automation Inc.	90,911	2,666
*	Insight Enterprises Inc.	46,303	2,549
*	Blackline Inc.	54,904	2,543
*	Avaya Holdings Corp.	150,626	2,535
*	SPS Commerce Inc.	23,795	2,524
	Power Integrations Inc.	36,053	2,522
*	Advanced Energy Industries Inc.	50,388	2,503
*	Acacia Communications Inc.	43,520	2,496
*	Inphi Corp.	56,412	2,467
*	EchoStar Corp. Class A	63,222	2,304
*	Varonis Systems Inc.	38,554	2,299
*	LivePerson Inc.	77,712	2,255
*	Avalara Inc.	40,128	2,239
*	Allscripts Healthcare Solutions Inc.	228,634	2,181

*	MaxLinear Inc.	84,083	2,147
	Plantronics Inc.	45,748	2,109
*	Blucora Inc.	62,170	2,075
*	Lattice Semiconductor Corp.	170,367	2,032
*	Instructure Inc.	41,782	1,969
*	Workiva Inc.	37,560	1,904
*	Yext Inc.	86,810	1,898
	CSG Systems International Inc.	44,350	1,876
*	Diodes Inc.	53,936	1,872
*	Virtusa Corp.	34,955	1,868
*	Pivotal Software Inc. Class A	87,465	1,824
*	PROS Holdings Inc.	43,111	1,821
*	Benefitfocus Inc.	36,303	1,798
*	Synaptics Inc.	44,902	1,785
*	Pitney Bowes Inc.	247,346	1,699
*	Zuora Inc. Class A	83,514	1,673
*	Appfolio Inc.	20,931	1,662
*	Cision Ltd.	120,341	1,657
*	ForeScout Technologies Inc.	38,993	1,634
*	FormFactor Inc.	98,169	1,580
*	Electronics For Imaging Inc.	58,201	1,566
*	MicroStrategy Inc. Class A	10,843	1,564
*	ePlus Inc.	17,339	1,535
	Xperi Corp.	65,254	1,527
*	3D Systems Corp.	140,447	1,511
*	Rambus Inc.	144,319	1,508
*	Smartsheet Inc. Class A	36,749	1,499
	TiVo Corp.	160,326	1,494
*	Altair Engineering Inc. Class A	39,385	1,450
	NIC Inc.	82,357	1,407
	Ebix Inc.	28,305	1,397
*	Cray Inc.	53,291	1,388
*	Bandwidth Inc. Class A	20,178	1,351
*	Boingo Wireless Inc.	57,217	1,332
*	NETGEAR Inc.	39,203	1,298
*	ScanSource Inc.	34,146	1,223
*	Vocera Communications Inc.	38,206	1,208
*	Tabula Rasa HealthCare Inc.	21,270	1,200
*	Perficient Inc.	43,478	1,191
*	NextGen Healthcare Inc.	69,212	1,165
	Shutterstock Inc.	24,958	1,164
*	Extreme Networks Inc.	148,835	1,115
*,^	Diebold Nixdorf Inc.	100,042	1,107
*	Carbonite Inc.	43,765	1,086
*,^	Domo Inc.	26,666	1,075
	Monotype Imaging Holdings Inc.	53,643	1,067
*	Tucows Inc. Class A	12,476	1,013
*	Appian Corp. Class A	29,266	1,008
*	Infinera Corp.	231,951	1,007
*	Tenable Holdings Inc.	31,676	1,003
	Presidio Inc.	66,191	980
*	Upland Software Inc.	22,338	946
*	Anaplan Inc.	23,628	930
*	Nanometrics Inc.	29,644	915
*	Rudolph Technologies Inc.	39,615	903
*	Quantenna Communications Inc.	36,001	876
*	Amkor Technology Inc.	101,154	864

*	OneSpan Inc.	44,453	854
	ADTRAN Inc.	62,208	852
*	Photronics Inc.	87,690	829
*	CEVA Inc.	29,021	782
*	Axcelis Technologies Inc.	38,762	780
*	Unisys Corp.	65,298	762
	Cohu Inc.	49,668	733
*	nLight Inc.	32,784	730
*	Elastic NV	8,899	711
	Comtech Telecommunications Corp.	30,494	708
*	Model N Inc.	38,375	673
*	Ichor Holdings Ltd.	29,424	664
*	Carbon Black Inc.	46,806	653
*	Loral Space & Communications Inc.	17,765	640
*	Endurance International Group Holdings Inc.	86,486	627
	Forrester Research Inc.	12,946	626
	QAD Inc. Class A	14,323	617
	Switch Inc.	59,793	616
*,^	TransEnterix Inc.	252,303	600
*	Rosetta Stone Inc.	27,289	596
	PC Connection Inc.	15,771	578
*	KeyW Holding Corp.	66,843	576
*	Agilysys Inc.	27,191	576
*	CalAmp Corp.	45,048	567
*	Mitek Systems Inc.	45,956	563
*,^	VirnetX Holding Corp.	87,885	556
*	Harmonic Inc.	99,286	538
	Hackett Group Inc.	33,963	537
	American Software Inc. Class A	42,452	507
*	Ultra Clean Holdings Inc.	48,961	507
*	MobileIron Inc.	92,347	505
*	SVMK Inc.	27,458	500
	Computer Programs & Systems Inc.	16,716	496
*	Zix Corp.	71,011	489
*	Meet Group Inc.	93,227	469
*,^	Digimarc Corp.	14,437	453
*	Limelight Networks Inc.	139,200	450
*	Calix Inc.	58,113	447
*	A10 Networks Inc.	61,440	436
	Systemax Inc.	19,157	434
*	Digi International Inc.	33,938	430
*	PDF Solutions Inc.	33,149	409
*	Vectrus Inc.	15,096	401
*	ChannelAdvisor Corp.	31,025	378
*	Brightcove Inc.	44,661	376
*	Ribbon Communications Inc.	72,624	374
*	Castlight Health Inc. Class B	98,203	368
*	DSP Group Inc.	26,036	366
*	Aquantia Corp.	39,568	358
*	NeoPhotonics Corp.	56,905	358
*	PAR Technology Corp.	14,203	347
*,^	Gogo Inc.	75,030	337
*	USA Technologies Inc.	77,440	321
*	WideOpenWest Inc.	35,169	320
*	Telaria Inc.	50,418	320
*	Amber Road Inc.	36,136	313
*	Immersion Corp.	35,489	299

*,^	Applied Optoelectronics Inc.	24,455	298
	Simulations Plus Inc.	14,100	298
*	Alpha & Omega Semiconductor Ltd.	25,712	296
*	Ooma Inc.	21,775	288
*	I3 Verticals Inc. Class A	11,601	279
*,^	Eventbrite Inc. Class A	14,522	278
*,^	Impinj Inc.	16,194	271
*	Casa Systems Inc.	29,218	243
*	Telenav Inc.	37,157	226
*	KVH Industries Inc.	21,023	214
*	Clearfield Inc.	14,122	208
*	Aerohive Networks Inc.	45,603	207
*	Adesto Technologies Corp.	33,850	205
*	eGain Corp.	19,305	202
*	ACM Research Inc. Class A	12,629	195
*	AXT Inc.	42,819	191
*	SecureWorks Corp. Class A	10,122	186
*,^	Inseego Corp.	38,426	181
*	Airgain Inc.	14,003	180
*	SharpSpring Inc.	10,659	171
*	GSI Technology Inc.	21,838	170
*	RigNet Inc.	17,068	167
*	Icad Inc.	29,252	151
*	Intelligent Systems Corp.	4,600	147
*	Pixelworks Inc.	35,769	140
	Preformed Line Products Co.	2,509	133
*	Park City Group Inc.	16,658	133
*	Internap Corp.	26,796	133
*	VOXX International Corp. Class A	28,587	132
	AstroNova Inc.	6,427	131
*	ID Systems Inc.	21,901	130
*	Majesco	16,500	116
*	Kopin Corp.	84,748	114
	PC-Tel Inc.	22,121	111
*	Exela Technologies Inc.	33,073	110
*	Great Elm Capital Group Inc.	25,570	109
*	Identiv Inc.	21,369	108
*	Aviat Networks Inc.	6,976	107
	TESSCO Technologies Inc.	6,913	107
*	LRAD Corp.	37,312	106
*	Amtech Systems Inc.	19,290	103
	QAD Inc. Class B	3,097	96
*	EMCORE Corp.	25,614	94
*,^	Everspin Technologies Inc.	12,013	92
*	Computer Task Group Inc.	20,394	88
*	Finjan Holdings Inc.	27,000	79
*,^	Resonant Inc.	26,336	79
*	Key Tronic Corp.	12,158	75
*	Fusion Connect Inc.	57,236	75
	TransAct Technologies Inc.	7,695	70
*,^	Veritone Inc.	13,211	69
*	Synacor Inc.	43,316	68
	Wayside Technology Group Inc.	5,976	67
*	QuickLogic Corp.	107,285	66
*	Rimini Street Inc.	13,048	65
*	NetSol Technologies Inc.	9,891	64
*	WidePoint Corp.	138,277	63

*	Seachange International Inc.	46,503	62
*	DASAN Zhone Solutions Inc.	5,723	61
	GlobalSCAPE Inc.	9,272	59
	BK Technologies Corp.	13,400	55
*	RCM Technologies Inc.	14,006	55
	Network-1 Technologies Inc.	20,999	55
*	Data I/O Corp.	9,481	53
*	Neurotrope Inc.	9,635	53
*	Support.com Inc.	21,839	49
*	BSQUARE Corp.	25,292	49
*,^	SITO Mobile Ltd.	26,757	49
	CSP Inc.	4,375	47
*	inTEST Corp.	6,464	43
*	Atomera Inc.	15,772	43
*	GSE Systems Inc.	14,921	42
*	RumbleON Inc. Class B	8,187	40
*	CVD Equipment Corp.	8,553	34
*	Alithya Group Inc. Class A	10,453	33
*	Aehr Test Systems	23,485	32
*	Intermolecular Inc.	27,196	31
*	Mastech Digital Inc.	5,006	31
*	Intellicheck Inc.	7,252	26
*	Aware Inc.	7,046	26
*,^	Red Violet Inc.	3,768	25
*	Evolving Systems Inc.	20,892	25
*	Inuvo Inc.	19,200	24
*,^	Smith Micro Software Inc.	8,305	23
*	ClearOne Inc.	11,338	23
*	ADDvantage Technologies Group Inc.	14,730	20
*,^	NXT-ID Inc.	23,431	20
*	Lantronix Inc.	6,314	19
*	Streamline Health Solutions Inc.	10,393	11
*	Westell Technologies Inc. Class A	5,216	11
*	CynergisTek Inc.	1,200	6
	Communications Systems Inc.	1,077	3
*	Cinedigm Corp. Class A	1,210	2
*	Innodata Inc.	1,100	1
*	ARC Group Worldwide Inc.	1,261	1
*	Qualstar Corp.	200	1
*	One Stop Systems Inc.	300	1
*	Ominto Inc.	700	—
			7,716,965
Telecommunications (1.9%)
	Verizon Communications Inc.	5,526,852	326,803
	AT&T Inc.	9,745,388	305,615
*	T-Mobile US Inc.	397,719	27,482
	CenturyLink Inc.	1,300,332	15,591
*	Zayo Group Holdings Inc.	268,058	7,618
*	Sprint Corp.	822,437	4,647
	Telephone & Data Systems Inc.	124,762	3,834
*	Iridium Communications Inc.	128,327	3,393
*	Vonage Holdings Corp.	291,941	2,931
	Shenandoah Telecommunications Co.	62,836	2,787
*	8x8 Inc.	120,517	2,435
*,^	GTT Communications Inc.	60,456	2,098
*	Intelsat SA	101,919	1,596
*	United States Cellular Corp.	20,695	950

	Consolidated Communications Holdings Inc.	85,883	937
	ATN International Inc.	14,775	833
*	ORBCOMM Inc.	99,826	677
*,^	Pareteum Corp.	140,419	639
*	Cincinnati Bell Inc.	62,465	596
*	pdvWireless Inc.	16,770	590
	Spok Holdings Inc.	26,291	358
*,^	Globalstar Inc.	747,398	321
*,^	Frontier Communications Corp.	136,965	273
	IDT Corp. Class B	27,448	182
*	Alaska Communications Systems Group Inc.	73,683	142
*	HC2 Holdings Inc.	46,997	115
*	Otelco Inc. Class A	3,053	50
			713,493
Utilities (3.2%)
	NextEra Energy Inc.	638,064	123,351
	Duke Energy Corp.	969,952	87,296
	Dominion Energy Inc.	1,065,225	81,660
	Southern Co.	1,355,917	70,074
	Exelon Corp.	1,287,104	64,522
	American Electric Power Co. Inc.	657,595	55,074
	Sempra Energy	366,098	46,077
	Public Service Enterprise Group Inc.	676,003	40,161
	Xcel Energy Inc.	698,767	39,278
	Consolidated Edison Inc.	436,623	37,030
	WEC Energy Group Inc.	420,930	33,287
	PPL Corp.	962,202	30,540
	DTE Energy Co.	242,911	30,301
	Eversource Energy	421,764	29,924
	FirstEnergy Corp.	708,906	29,498
	Edison International	435,257	26,951
	American Water Works Co. Inc.	240,070	25,030
	Ameren Corp.	325,627	23,950
	Entergy Corp.	241,443	23,089
	CMS Energy Corp.	376,492	20,910
	CenterPoint Energy Inc.	668,678	20,528
	Evergy Inc.	352,775	20,479
	AES Corp.	886,967	16,036
	Atmos Energy Corp.	155,333	15,988
	NRG Energy Inc.	369,273	15,687
	Alliant Energy Corp.	326,725	15,399
	NiSource Inc.	501,482	14,372
	Pinnacle West Capital Corp.	150,215	14,358
	Vistra Energy Corp.	537,754	13,998
	UGI Corp.	232,814	12,903
*	PG&E Corp.	693,709	12,348
	Aqua America Inc.	243,060	8,857
	National Fuel Gas Co.	115,069	7,015
	IDACORP Inc.	67,997	6,768
	ONE Gas Inc.	70,621	6,287
	Portland General Electric Co.	120,044	6,223
	Black Hills Corp.	82,632	6,121
	Hawaiian Electric Industries Inc.	147,228	6,002
	New Jersey Resources Corp.	119,519	5,951
	ALLETE Inc.	71,951	5,917
	Southwest Gas Holdings Inc.	67,716	5,570
	Spire Inc.	64,963	5,346

	PNM Resources Inc.			111,096	5,259
	NorthWestern Corp.			66,585	4,688
	Avangrid Inc.			88,066	4,434
	South Jersey Industries Inc.			124,484	3,992
	Avista Corp.			86,823	3,527
	American States Water Co.			48,443	3,454
	California Water Service Group			63,530	3,448
	MGE Energy Inc.			47,398	3,222
	El Paso Electric Co.			53,714	3,159
	Ormat Technologies Inc.			53,582	2,955
	Pattern Energy Group Inc. Class A			132,819	2,922
	Northwest Natural Holding Co.			39,445	2,589
	SJW Group			34,207	2,112
	Chesapeake Utilities Corp.			21,204	1,934
*	Sunrun Inc.			124,599	1,752
	TerraForm Power Inc. Class A			100,833	1,385
	Middlesex Water Co.			20,800	1,165
*	Evoqua Water Technologies Corp.			90,693	1,141
	Connecticut Water Service Inc.			16,216	1,113
	Unitil Corp.			19,179	1,039
	York Water Co.			17,058	585
	Artesian Resources Corp. Class A			10,398	388
*	AquaVenture Holdings Ltd.			19,393	375
*,^	Atlantic Power Corp.			141,382	356
*	Bloom Energy Corp. Class A			23,653	306
*,^	Vivint Solar Inc.			54,496	271
	RGC Resources Inc.			8,637	229
*	Pure Cycle Corp.			22,924	226
*,^	Cadiz Inc.			22,248	215
	Genie Energy Ltd. Class B			20,232	172
	Spark Energy Inc. Class A			14,892	133
					1,218,702
Total Common Stocks (Cost $19,870,455)					37,896,611
		Coupon
Temporary Cash Investments (0.8%)1
Money Market Fund (0.8%)
3,4	Vanguard Market Liquidity Fund	2.554%		2,873,469	287,404

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	2.398%	5/23/19	8,000	7,973
5	United States Treasury Bill	2.502%	6/20/19	1,500	1,492
					9,465
Total Temporary Cash Investments (Cost $296,815)					296,869
Total Investments (100.3%) (Cost $20,167,270)					38,193,480
Other Asset and Liabilities-Net (-0.3%)4					(115,398)
Net Assets (100%)					38,078,082

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $146,280,000.
§ Security value determined using significant unobservable inputs.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $154,801,000 of collateral received for securities on loan.
5 Securities with a value of $8,070,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	1,209	171,545	616
E-mini Russell 2000 Index	June 2019	125	9,649	82
E-mini S&P Mid-Cap 400 Index	June 2019	30	5,703	109
				807

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the

Institutional Total Stock Market Index Fund

market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	37,896,219	—	392
Temporary Cash Investments	287,404	9,465	—
Futures Contracts—Assets[1]	1,056	—	—
Total	38,184,679	9,465	392
1 Represents variation margin on the last day of the reporting period.